Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2024
Investments in Associates and Joint Ventures [Abstract]
Summary of Investments in Associates and Joint Ventures
(1)	Investments in associates and joint ventures as of December 31, 2023 and 2024 are as follows:

2023
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Korea Gas Corporation	Importing and wholesaling LNG	Korea	20.47%	￦	94,500	1,970,643
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering and others	Korea	29.00%		4,727	29,500
YTN Co., Ltd. (*1)	Broadcasting	Korea	21.43%		59,000	52,303
Gangwon Wind Power Co., Ltd. (*2)	Power generation	Korea	15.00%		5,725	12,001
Hyundai Green Power Co., Ltd.	Power generation equipment consignment and operation service	Korea	29.00%		88,885	118,173
Korea Power Exchange (*3)	Management of power market and others	Korea	100.00%		127,839	274,286
Taebaek Guinemi Wind Power Co., Ltd. (*28)	Power generation	Korea	67.25%		12,637	13,530
Daeryun Power Co., Ltd. (*2)	Power generation	Korea	6.85%		46,373	26,834
KNH Solar Co., Ltd.	Power generation	Korea	27.00%		1,296	3,194
SPC Power Corporation (*29)	Power generation	Philippines	38.00%		20,635	78,931
Gemeng International Energy Co., Ltd.	Power generation	China	42.00%		516,007	705,812
PT. Cirebon Electric Power	Power generation	Indonesia	27.50%		40,365	134,259
KNOC Nigerian East Oil Co., Ltd. (*4)	Resources development	Nigeria	14.63%		12	—
KNOC Nigerian West Oil Co., Ltd. (*4)	Resources development	Nigeria	14.63%		12	—
PT Wampu Electric Power	Power generation	Indonesia	46.00%		21,292	34,555
PT. Bayan Resources TBK	Resources development	Indonesia	20.00%		615,860	619,207
S-Power Co., Ltd.	Power generation	Korea	49.00%		132,300	162,765
Pioneer Gas Power Limited	Power generation	India	38.50%		49,831	—
Xe-Pian Xe-Namnoy Power Co., Ltd.	Power generation	Laos	25.00%		87,426	116,378
PT. Mutiara Jawa	Manufacturing and operating floating coal terminal	Indonesia	29.00%		2,978	5,168
Samcheok Eco Materials Co., Ltd. (*5)	Recycling fly ashes	Korea	25.54%		686	—
Noeul Green Energy Co., Ltd.	Power generation	Korea	29.00%		1,740	—
Goseong Green Power Co., Ltd.	Power generation	Korea	29.00%		262,740	287,624
Gangneung Eco Power Co., Ltd. (*17)	Power generation	Korea	29.00%		261,000	254,929
Shin Pyeongtaek Power Co., Ltd.	Power generation	Korea	40.00%		72,000	145,026
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Power generation	Korea	28.00%		194	294
Dongducheon Dream Power Co., Ltd. (*6)	Power generation	Korea	33.61%		148,105	87,203
Jinbhuvish Power Generation Pvt. Ltd. (*2)	Power generation	India	5.16%		9,000	—
Daejung Offshore Wind Power Co., Ltd.	Power generation	Korea	46.59%		5,190	1,483
GS Donghae Electric Power Co., Ltd.	Power generation	Korea	34.00%		204,000	259,085
Daegu Photovoltaic Co., Ltd.	Power generation	Korea	29.00%		1,230	2,804
Busan Green Energy Co., Ltd.	Power generation	Korea	29.00%		5,243	3,259
Hansuwon KNP Co., Ltd.	Electric material agency	Korea	28.98%		537	467
Korea Electric Power Corporation Fund (*7)	Developing electric enterprises	Korea	98.09%		20,847	23,421
Energy Infra Asset Management Co., Ltd. (*33)	Asset management	Korea	9.90%		297	1,213
Daegu clean Energy Co., Ltd.	Renewable power generation	Korea	28.00%		140	—
Yaksu ESS Co., Ltd.	Installing ESS related equipment	Korea	29.00%		210	285
Nepal Water & Energy Development Company Private Limited (*8,17)	Construction and operation of utility plant	Nepal	68.88%		110,332	110,573
Gwangyang Green Energy Co., Ltd.	Power generation	Korea	20.00%		26,800	24,638
PND Solar Co., Ltd.	Power generation	Korea	29.00%		1,250	1,510
Hyundai Eco Energy Co., Ltd. (*2)	Power generation	Korea	19.00%		3,610	7,947
YeongGwang Yaksu Wind Electric Co., Ltd. (*2)	Power generation	Korea	9.63%		533	133
Green Energy Electricity Generation Co., Ltd.	Power generation	Korea	29.00%		1,189	8
Korea Energy Solutions Co., Ltd.	R & D	Korea	20.00%		300	170
ITR Co., Ltd. (*32)	R & D	Korea	10.00%		50	—
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)	Technical testing and consulting	Korea	20.00%		25	391
Indeck Niles Development, LLC	Power generation	USA	50.00%		263,825	335,401
Indeck Niles Asset Management, LLC	Power generation	USA	33.33%		—	93
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	Holding company	Korea	49.00%		6,482	6,496

2023
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Suwon New Power Co., Ltd.	Power generation	Korea	39.90%	￦	798	1,022
Gwangbaek Solar Power Investment Co., Ltd.	Power generation	Korea	44.00%		4,757	5,155
Go deok Clean Energy Co., Ltd.	Fuel cell generation	Korea	40.00%		5,560	4,723
SureDataLab Co., Ltd.	R & D	Korea	23.95%		126	114
SEP Co., Ltd.	R & D	Korea	21.26%		27	—
Hankook Electric Power Information Co., Ltd. (*13)	R & D	Korea	16.49%		38	214
Tronix Co., Ltd. (*13)	R & D	Korea	12.50%		75	220
O2&B Global Co., Ltd.	R & D	Korea	20.00%		25	21
Muan Sunshine Solar Power Plant Co., Ltd.	Power generation	Korea	20.00%		1,570	2,822
Bigeum Resident Photovoltaic Power Co., Ltd.	Power generation	Korea	29.90%		1	—
Goesan Solar Park Co., Ltd.	Power generation	Korea	29.00%		1,276	2,877
Saemangeum Heemang Photovoltaic Co., Ltd.	Power generation	Korea	35.00%		11,022	14,420
Bitgoel Eco Energy Co., Ltd.	Power generation	Korea	49.25%		7,880	12,394
Jeju Gimnyeong Wind Power Co., Ltd.	Power generation	Korea	30.00%		714	246
Seoroseoro Sunny Power Plant Co., Ltd.	Power generation	Korea	42.58%		706	941
Muan Solar park Co., Ltd.	Power generation	Korea	20.00%		4,400	6,830
YuDang Solar Co., Ltd.	Power generation	Korea	20.00%		360	570
Anjwa Smart Farm & Solar City Co., Ltd.	Power generation	Korea	20.00%		5,651	7,665
KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)	Power generation	Korea	25.36%		3,910	7,779
G.GURU Co., Ltd.	R & D	Korea	24.65%		493	167
UD4M Co., Ltd. (*10)	R & D	Korea	12.50%		75	150
Dongbu Highway Solar Co., Ltd.	Power generation	Korea	20.00%		190	380
Seobu Highway Solar Co., Ltd.	Power generation	Korea	20.00%		195	406
Korea Energy Data Co., Ltd.	R & D	Korea	29.37%		60	36
Gangneung Sacheon Fuel Cell Co., Ltd.	Power generation	Korea	41.00%		5,695	7,870
KOSTURE Co., Ltd. (*2)	Coal recycling business	Korea	4.42%		7	8
Taebaek Gadeoksan Wind Power Co., Ltd.	Power generation	Korea	34.00%		12,570	19,426
Chuncheon Green Energy Co., Ltd.	Power generation	Korea	45.00%		9,540	8,900
Yeomsubong Wind Power Co., Ltd. (*11)	Power generation	Korea	29.00%		1,411	871
Yeongyang Wind Power Corporation II	Power generation	Korea	30.00%		7,965	10,100
Haeparang Energy Co., Ltd.	Power generation	Korea	25.00%		2,241	2,104
Saemangeum Sebit Power Plant Co., Ltd. (*12)	Power generation	Korea	55.14%		21,037	37,191
Boulder Solar III, LLC	Power generation	USA	30.00%		715	754
PlatformN. Co., Ltd.	R & D	Korea	29.58%		105	—
PT. Cirebon Energi Prasarana (*9)	Power generation	Indonesia	10.00%		26,710	76,597
Green Radiation Co., Ltd. (*13)	R & D	Korea	10.00%		20	26
Future Convergence Technology Laboratory. Co., Ltd.	R & D	Korea	20.12%		76	36
Eco Motion Co., Ltd. (formerly, SC E&G. Co,. Ltd.)	R & D	Korea	20.00%		90	267
REC’s Innovation Co., Ltd. (*33)	R & D	Korea	16.67%		81	120
ACE	R & D	Korea	20.00%		25	2
Environment and Energy Co., Ltd. (*13)	R & D	Korea	10.54%		11	9
Santiago Solar Power SpA	Power generation	Chile	50.00%		13,851	11,769
Yanggu Floating Photovoltaic Power Plant Inc.	Power generation	Korea	29.00%		904	760
Power Embedded	R & D	Korea	23.33%		70	70
Changwon SG Energy Co., Ltd. (*13)	Power generation	Korea	18.78%		900	783
Donpyung Technology. Co., Ltd.	R & D	Korea	20.00%		125	254
HORANG ENERGY Inc.	Power generation	Korea	40.00%		4,240	4,149
Hoenggye Renewable Energy Co., Ltd	Power generation	Korea	36.12%		2,375	2,375
Haman Green Energy Co., Ltd.	Power generation	Korea	35.00%		4,771	2,981
Songsan Green Energy Co., Ltd. (*21)	Power generation	Korea	60.00%		8,400	8,323

				￦	3,509,099	6,176,889

2023
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
Shuweihat Asia Power Investment B.V.	Holding company	Netherlands	49.00%	￦	44,405	69,902
Shuweihat Asia Operation & Maintenance Company (*14)	Maintenance of utility plant	Cayman	55.00%		30	1,818
Waterbury Lake Uranium L.P. (*15)	Resources development	Canada	30.65%		26,602	22,612
ASM-BG Investicii AD	Power generation	Bulgaria	50.00%		9,846	14,739
RES Technology AD	Power generation	Bulgaria	50.00%		11,922	14,383
KV Holdings, Inc. (*29)	Power generation	Philippines	40.00%		2,103	5,186
KEPCO SPC Power Corporation (*14,29)	Construction and operation of utility plant	Philippines	75.20%		94,579	196,544
Gansu Datang Yumen Wind Power Co., Ltd.	Power generation	China	40.00%		16,621	6,315
Datang Chifeng Renewable Power Co., Ltd.	Power generation	China	40.00%		121,928	186,739
Datang KEPCO Chaoyang Renewable Power Co., Ltd.	Power generation	China	40.00%		39,872	43,207
Rabigh Electricity Company	Power generation	Saudi arabia	40.00%		109,743	235,051
Rabigh Operation & Maintenance Company Limited	Maintenance of utility plant	Saudi arabia	40.00%		70	4,964
Jamaica Public Service Company Limited	Power generation	Jamaica	40.00%		301,910	349,866
KW Nuclear Components Co., Ltd.	Manufacturing	Korea	45.00%		833	18,680
Busan Shinho Solar Power Co., Ltd.	Power generation	Korea	25.00%		2,100	6,669
Global Trade Of Power System Co., Ltd. (*16)	Exporting products and technology of small or medium business by proxy	Korea	29.00%		290	615
Expressway Solar-light Power Generation Co., Ltd.	Power generation	Korea	50.00%		1,856	5,187
Amman Asia Electric Power Company (*14)	Power generation	Jordan	60.00%		111,476	223,424
KAPES, Inc. (*14)	R & D	Korea	51.00%		5,629	—
Honam Wind Power Co., Ltd.	Power generation	Korea	29.00%		3,480	4,743
Korea Power Engineering Service Co., Ltd.	Construction and service	Korea	29.00%		290	5,708
Chun-cheon Energy Co., Ltd.	Power generation	Korea	29.90%		52,700	35,083
Yeonggwangbaeksu Wind Power Co., Ltd. (*16)	Power generation	Korea	15.00%		3,000	3,443
Nghi Son 2 Power LLC	Power generation	Vietnam	50.00%		175,261	417,989
Kelar S.A. (*14)	Power generation	Chile	65.00%		78,060	131,529
PT. Tanjung Power Indonesia	Power generation	Indonesia	35.00%		57,039	90,151
Incheon New Power Co., Ltd. (*18)	Power generation	Korea	29.00%		461	298
Seokmun Energy Co., Ltd.	Power generation	Korea	29.00%		15,370	16,591
Daehan Wind Power PSC	Power generation	Jordan	50.00%		7,493	16,426
Barakah One Company (*19)	Power generation	UAE	18.00%		118	—
Nawah Energy Company (*19)	Operation of utility plant	UAE	18.00%		296	330
MOMENTUM	International thermonuclear experimental reactor construction management	France	33.33%		1	209
Daegu Green Power Co., Ltd. (*20)	Power generation	Korea	29.00%		46,225	26,430
Yeonggwang Wind Power Co., Ltd.	Power generation	Korea	46.00%		17,475	23,380
Chester Solar IV SpA	Power generation	Chile	45.00%		1,700	484
Chester Solar V SpA	Power generation	Chile	45.00%		525	191
Diego de Almagro Solar SpA	Power generation	Chile	45.00%		2,091	954
South Jamaica Power Company Limited	Power generation	Jamaica	20.00%		20,430	43,109
Daesan Green Energy Co., Ltd.	Power generation	Korea	35.00%		17,850	22,191
RE Holiday Holdings LLC	Power generation	USA	50.00%		42,948	84,092
RE Pioneer Holdings LLC	Power generation	USA	50.00%		27,891	54,081
RE Barren Ridge 1 Holdings LLC	Power generation	USA	50.00%		28,021	58,154
RE Astoria 2 LandCo LLC	Power generation	USA	50.00%		5,188	6,937
RE Barren Ridge LandCo LLC	Power generation	USA	50.00%		2,187	2,441
Laurel SpA	Power generation	Chile	45.00%		1,222	613
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd (*16)	Power generation	Australia	12.37%		4,095	3,719
Cheong-Song Noraesan Wind Power Co., Ltd. (*15)	Power generation	Korea	29.01%		3,200	3,756
Chester Solar I SpA	Power generation	Chile	45.00%		1,181	1,238
Solar Philippines Calatagan Corporation	Power generation	Philippines	38.00%		47,903	58,130

2023
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
Saemangeum Solar Power Co., Ltd. (*21)	Power generation	Korea	81.01%	￦	26,400	23,419
Chungsongmeon BongSan wind power Co., Ltd. (*16)	Power generation	Korea	29.00%		2,900	2,665
Jaeun Resident Wind Power Plant Co., Ltd. (*16)	Power generation	Korea	29.00%		2,494	2,214
DE Energia SpA	Power generation	Chile	49.00%		8,364	9,703
Dangjin Eco Power Co., Ltd.	Power generation	Korea	34.00%		25,661	26,753
Haemodum Solar Co., Ltd.	Power generation	Korea	49.00%		2,940	3,122
Yangyang Wind Power Co., Ltd.	Power generation	Korea	50.00%		12,000	10,435
HORUS SOLAR, S.A. DE C.V. (*22)	Renewable power generation	Mexico	14.95%		5,068	11,181
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V. (*22)	Renewable power generation	Mexico	14.95%		3,678	10,935
SUNMEX RENOVABLES, S.A. DE C.V. (*22)	Renewable power generation	Mexico	14.95%		1,678	3,541
Stavro Holding II A.B.	Holding company	Sweden	20.00%		18,566	18,263
Solaseado Solar Power Co., Ltd.	Power generation	Korea	39.00%		7,020	17,953
Yeongam Solar Power Co., Ltd. (*16)	Power generation	Korea	19.00%		6,460	9,637
Samsu Wind Power Co., Ltd. (*16)	Power generation	Korea	19.00%		2,637	3,022
Pulau Indah Power Plant Sdn. Bhd.	Power generation	Malaysia	25.00%		24,339	25,603
NH-Amundi Global Infrastructure Investment Private Investment Trust 21	Holding company	Korea	29.53%		19,897	21,897
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream (*14)	Holding company	Korea	90.00%		14,916	15,487
PT Barito Wahana Tenaga	Power generation	Indonesia	30.61%		59,574	156,994
Cheongna Energy Co., Ltd. (*21)	Generating and distributing vapor and hot/cold water	Korea	50.10%		49,344	25,549
Naepo Green Energy Co., Ltd.	Power generation	Korea	29.20%		29,200	5,285
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.) (*23)	Power generation	Korea	30.66%		71,070	—
OneEnergy Asia Limited	Power generation	Vietnam	40.00%		195,130	289,966
KAS INVESTMENT I LLC (*15)	Holding company	USA	29.89%		23,437	15,784
KAS INVESTMENT II LLC (*15)	Holding company	USA	29.89%		23,343	15,709
Energyco Co., Ltd.	Power generation	Korea	29.00%		1,659	2,140
CAES, LLC	Holding company	USA	36.00%		19,414	20,380
Hapcheon Floating Photovoltaic Power Plant Inc. (*16)	Power generation	Korea	49.00%		7,512	10,348
Busan Industrial Solar Power Co., Ltd.	Power generation	Korea	28.02%		510	1,058
Bitsolar Energy Co., Ltd.	Power generation	Korea	27.10%		352	352
Pulau Indah O&M Sdn. Bhd. (*24)	Power generation	Malaysia	60.00%		—	—
Guadalupe Solar SpA (*24)	Power generation	Chile	60.00%		1,397	1,200
Omisan Wind Power Co., Ltd.	Power generation	Korea	42.00%		10,752	10,229
Foresight Iberian Solar Group Holding, S.L. (*24)	Power generation	Spain	75.00%		10,564	8,119
Yeongwol Eco Wind Co., Ltd.	Power generation	Korea	29.00%		3,089	4,024
Gurae Resident Power Co., Ltd.	Power generation	Korea	29.00%		386	569
Cheongju Eco Park Co., Ltd.	Power generation	Korea	29.00%		5,858	9,072
Enel X Midland Photovoltaic, LLC	Power generation	Korea	20.00%		2,211	2,542
Geumsungsan Wind Power Co., Ltd.	Power generation	Korea	29.00%		6,531	5,515
KEPCO KPS CARABAO Corp. (*18)	Utility plant maintenance	Philippines	40.00%		93	—
Prime Swedish Holding AB	Holding company	Sweden	45.00%		36,227	38,789
Goheung New Energy Co., Ltd.	Power generation	Korea	46.15%		12,959	15,736
Gunsan Land Solar Co., Ltd. (*24,30)	Power generation	Korea	75.29%		19,091	22,429
CapMan Lynx SCA, SICAR	Holding company	Luxembourg	50.00%		9,601	—
International Offshore Power Transmission Holding Company Limited	Undersea transmission network operation	UAE	35.00%		—	1,423
Pyeongchang Wind Power Co., Ltd. (*27)	Power generation	Korea	58.00%		9,329	12,228
Eumseong Eco Park Co., Ltd.	Power generation	Korea	29.00%		5,741	8,386
Changwon Nu-ri Energy Co., Ltd. (*16)	Fuel cell generation	Korea	61.00%		8,095	8,027
PungBack Wind Farm Corporation (*26)	Power generation	Korea	32.89%		7,885	7,940

2023
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
Trumbull Asset Management, LLC (*27)	Holding company	USA	78.00%	￦	1	936
S-Power Chile SpA	Power generation	Chile	50.00%		127	64
Seungmun Green Energy	Power generation	Korea	33.00%		8,973	9,757
Seobusambo highway photovoltaics Co., Ltd. (*25)	Power generation	Korea	80.00%		3,020	3,580
Yangyang Suri Wind Power Co., Ltd.(*15)	Power generation	Korea	29.00%		10,498	9,608
KEPCO for Power Company (*34)	Power generation	Saudi arabia	60.00%		3,083	435
Taebaek Wind Power Co., Ltd. (*35)	Power generation	Korea	60.00%		11,494	13,932
Jeonju Bio Green Energy Co., Ltd.(*24)	Power generation	Korea	65.00%		3,250	3,195
Kumyang Eco Park Co., Ltd.	Power generation	Korea	29.00%		3,663	3,663
Jeongeup Green Power Co., Ltd. (*36)	Power generation	Korea	18.71%		1,560	1,560
Hadong E-factory Co., Ltd.(*15)	Power generation	Korea	29.99%		350	349
Namyangju Combined Heat and Power Co., Ltd. (*37)	Generating and distributing vapor and hot/cold water	Korea	55.00%		3,850	3,850
Wadi Noor Solar Power Company SAOC	Power generation	Oman	50.00%		847	846
Fairhaven Energy Storage LLC (*31)	Power generation	USA	35.00%		—	—

					2,431,604	3,485,699

				￦	5,940,703	9,662,588

(*1)
The Company is planning to sell its investments in YTN Co., Ltd. based on the resolution of the Board of Directors on November 23, 2022, but investments in YTN Co., Ltd. are not classified as assets held-for-sale as the Company hasn’t started the active selling procedures as of December 31, 2023.

(*2)
The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.

(*3)
The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.

(*4)
The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.

(*5)
Although the nominal percentage of ownership is 2.35%, the effective percentage of ownership is 25.54%, considering redeemable convertible preferred stock as a liability component. The redeemable convertible preferred stock has been repaid in the current period.

(*6)	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.

(*7)
The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.

(*8)
The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.

(*9)
The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the decisions related to finance and operation.

(*10)
The effective percentage of ownership is 14.29% due to the acquisition of treasury stocks. The effective percentage of ownership is less than 20%. However, the Company exercises significant influence over the decisions related to finance and operation by virtue of right to nominate directors to the board of directors of the entity.

(*11)	The effective percentage of ownership increased due to the disproportionate paid-in capital increase.

(*12)
The effective percentage of ownership decreased due to the disproportionate paid-in capital increase during the year ended December 31, 2023. The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.

(*13)	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the entity.

(*14)
The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties and the Company can exercise same voting rights as other shareholders at the board of directors. Accordingly, the entities are classified as joint ventures.

(*15)	The effective percentage of ownership is less than 50%. However, the entity is classified as a joint venture, because all consent was required to make decisions on related activities.

(*16)	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.

(*17)	The effective percentage of ownership changed due to the disproportionate capital reduction of financial investors during the year ended December 31, 2023.

(*18)
The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.

(*19)	The effective percentage of ownership is less than 20%. However, decisions in relevant activities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.

(*20)	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.

(*21)	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*22)
The percentage of effective ownership is more than 20%. However, according to the shareholders’ agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*23)
According to the REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.

(*24)	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*25)
Due to the changes in the agreement, the Company lost its control over the entity. Accordingly, the entity is reclassified to a joint venture from a subsidiary. Although the effective percentage of ownership is more than 50%, decisions in relevant activities must be agreed by all members of the board of directors.

(*26)	The effective percentage of ownership is 37%, considering potential common stock.

(*27)
The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.

(*28)
The effective percentage of ownership is more than 50%. However, by the shareholders’ agreement, the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision committee. Accordingly, the entity is classified as an associate.

(*29)
The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. The timing of and proceeds from such sales transaction is not specified as of December 31, 2023.

(*30)
The nominal percentage of ownership is 75.29% and the effective percentage of ownership is 56.91%, as the Company has an obligation to provide excessive dividend income to Gunsan City when a certain rate of return defined in the shareholders’ agreement is met.

(*31)	Although the investment has not yet been paid, commitment to pay 35% of investment in the future has been made.

(*32)
Although the Company’s effective percentage of ownership is less than 20%, the entity has been classified as an associate as the Company has significant influence on the entity considering the fact that ordinary resolutions passed at the shareholders’ meeting require the majority decision and the Company has the right to elect the entity’s directors.

(*33)
Although the Company’s effective percentage of ownership is less than 20%, the Company can exercise significant influence on the entity through its contractual right to appoint one director to the entity’s board of directors.

(*34)
Although the Company’s effective percentage of ownership is more than 50%, the entity is reclassified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors due to the shareholders’ agreement concluded during the year ended December 31, 2023.

(*35)
Although the Company’s effective percentage of ownership is more than 50%, the entity is reclassified as a joint venture considering the minimum number of the entity’s board of directors’ members required to agree for making decision on material financial and operational policies, as the joint shareholders’ agreement changed during the year ended December 31, 2023.

(*36)
Although the Company’s effective percentage of ownership is less than 20%, the entity is reclassified as a joint venture considering the Company can exercise significant influence on the entity due to the Company’s contractual right to appoint a director to the entity’s board of directors and the minimum number of the entity’s board of directors members required to agree for making decision on material financial and operational policies in accordance with the joint shareholders’ agreement .

(*37)
Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors.

2024
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Korea Gas Corporation (*9)	Importing and wholesaling LNG	Korea	20.47%	￦	94,500	2,289,304
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering and others	Korea	29.00%		4,727	30,177
Gangwon Wind Power Co., Ltd. (*1)	Power generation	Korea	15.00%		5,725	11,693
Hyundai Green Power Co., Ltd.	Power generation equipment consignment and operation service	Korea	29.00%		88,885	87,393
Korea Power Exchange (*2)	Management of power market and others	Korea	100.00%		127,839	273,962
Taebaek Guinemi Wind Power Co., Ltd. (*26)	Power generation	Korea	67.25%		12,637	13,559
Daeryun Power Co., Ltd. (*1)	Power generation	Korea	6.85%		46,373	31,093
KNH Solar Co., Ltd.	Power generation	Korea	27.00%		1,296	2,165
SPC Power Corporation (*27)	Power generation	Philippines	38.00%		20,635	107,574
Gemeng International Energy Co., Ltd.	Power generation	China	42.00%		516,007	728,338
PT. Cirebon Electric Power	Power generation	Indonesia	27.50%		40,365	157,530
KNOC Nigerian East Oil Co., Ltd. (*3)	Resources development	Nigeria	14.63%		12	—
KNOC Nigerian West Oil Co., Ltd. (*3)	Resources development	Nigeria	14.63%		12	—
PT Wampu Electric Power	Power generation	Indonesia	46.00%		21,292	39,268
PT. Bayan Resources TBK	Resources development	Indonesia	20.00%		615,860	717,376
S-Power Co., Ltd.	Power generation	Korea	49.00%		132,300	180,372
Xe-Pian Xe-Namnoy Power Co., Ltd.	Power generation	Laos	25.00%		87,426	73,065
PT. Mutiara Jawa	Manufacturing and operating floating coal terminal	Indonesia	29.00%		2,978	5,735
Noeul Green Energy Co., Ltd.	Power generation	Korea	29.00%		1,740	—
Goseong Green Power Co., Ltd.	Power generation	Korea	29.00%		262,740	284,542
Gangneung Eco Power Co., Ltd.	Power generation	Korea	29.00%		261,000	241,814
Shin Pyeongtaek Power Co., Ltd.	Power generation	Korea	40.00%		72,000	139,059
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Power generation	Korea	28.00%		194	360
Dongducheon Dream Power Co., Ltd. (*4)	Power generation	Korea	33.61%		148,105	91,351

2024
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Jinbhuvish Power Generation Pvt. Ltd. (*1)	Power generation	India	5.16%	￦	9,000	—
Daejung Offshore Wind Power Co., Ltd.	Power generation	Korea	46.59%		5,190	1,490
GS Donghae Electric Power Co., Ltd.	Power generation	Korea	34.00%		204,000	279,432
Daegu Photovoltaic Co., Ltd.	Power generation	Korea	29.00%		1,230	2,535
Busan Green Energy Co., Ltd.	Power generation	Korea	29.00%		5,243	2,334
Hansuwon KNP Co., Ltd.	Electric material agency	Korea	28.98%		537	674
Korea Electric Power Corporation Fund (*5)	Developing electric enterprises	Korea	98.09%		11,210	13,353
Energy Infra Asset Management Co., Ltd. (*31)	Asset management	Korea	9.90%		297	1,268
YaksuESS Co., Ltd.	Installing ESS related equipment	Korea	29.00%		210	162
Nepal Water & Energy Development Company Private Limited (*6)	Construction and operation of utility plant	Nepal	68.88%		110,332	170,955
Gwangyang Green Energy Co., Ltd.	Power generation	Korea	20.00%		26,800	24,217
PND solar Co., Ltd.	Power generation	Korea	29.00%		1,250	1,735
Hyundai Eco Energy Co., Ltd. (*1)	Power generation	Korea	19.00%		3,610	8,493
YeongGwang Yaksu Wind Electric Co., Ltd. (*1)	Power generation	Korea	9.63%		533	41
Green Energy Electricity Generation Co., Ltd.	Power generation	Korea	29.00%		1,189	—
Korea Energy Solutions Co., Ltd.	R & D	Korea	20.00%		300	197
ITR Co., Ltd. (*30)	R & D	Korea	8.70%		50	—
STN Co., Ltd.	Technical testing and consulting	Korea	20.00%		25	407
Indeck Niles Development, LLC	Power generation	USA	50.00%		249,274	370,970
Indeck Niles Asset Management, LLC	Power generation	USA	33.33%		—	60
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	Holding company	Korea	49.00%		6,108	6,119
Suwon New Power Co., Ltd.	Power generation	Korea	39.90%		798	914
Gwangbaek Solar Power Investment Co., Ltd.	Power generation	Korea	44.00%		4,757	5,155
Go deok Clean Energy Co., Ltd.	Fuel cell generation	Korea	40.00%		5,560	5,301
SureDataLab Co., Ltd.	R & D	Korea	23.95%		126	48
SEP Co., Ltd.	R & D	Korea	21.26%		27	—
Hankook Electric Power Information Co., Ltd. (*11)	R & D	Korea	16.16%		38	212
Tronix Co., Ltd. (*11)	R & D	Korea	12.50%		75	146
O2&B Global Co., Ltd.	R & D	Korea	20.00%		25	—
Muan Sunshine Solar Power Plant Co., Ltd.	Power generation	Korea	20.00%		1,570	2,772
Bigeum Resident Photovoltaic Power Co., Ltd. (*29)	Power generation	Korea	27.31%		11,214	7,908
Goesan Solar Park Co., Ltd.	Power generation	Korea	29.00%		1,276	3,133
Saemangeum Heemang Photovoltaic Co., Ltd.	Power generation	Korea	35.00%		11,022	16,137
Bitgoel Eco Energy Co., Ltd.	Power generation	Korea	49.25%		7,880	13,701
Jeju Gimnyeong Wind Power Co., Ltd.	Power generation	Korea	30.00%		714	250
Seoroseoro Sunny Power Plant Co., Ltd.	Power generation	Korea	42.58%		706	1,030
Muan Solar park Co., Ltd.	Power generation	Korea	20.00%		4,400	6,267
YuDang Solar Co., Ltd.	Power generation	Korea	20.00%		360	617
Anjwa Smart Farm & Solar City Co., Ltd.	Power generation	Korea	20.00%		5,651	8,298
KPE Green Energy Co., Ltd.	Power generation	Korea	25.36%		3,910	8,230
G.GURU Co., Ltd.	R & D	Korea	24.65%		493	34
UD4M Co., Ltd. (*8)	R & D	Korea	12.50%		75	121
Dongbu Highway Solar Co., Ltd.	Power generation	Korea	20.00%		190	512
Seobu Highway Solar Co., Ltd.	Power generation	Korea	20.00%		195	579
Korea Energy Data Co., Ltd.	R & D	Korea	29.37%		60	23
Gangneung Sacheon Fuel Cell Co., Ltd.	Power generation	Korea	41.00%		5,695	9,306
Taebaek Gadeoksan Wind Power Co., Ltd.	Power generation	Korea	34.00%		12,570	22,909
Chuncheon Green Energy Co., Ltd.	Power generation	Korea	45.00%		9,540	17,672
Yeomsubong Wind Power Co., Ltd.	Power generation	Korea	29.00%		1,411	603
Yeongyang Wind Power Corporation II	Power generation	Korea	30.00%		7,965	11,301
Haeparang Energy Co., Ltd.	Power generation	Korea	25.00%		2,241	1,950
Saemangeum Sebit Power Plant Co., Ltd. (*10)	Power generation	Korea	55.14%		21,037	37,110
PlatformN. Co., Ltd.	R & D	Korea	29.58%		105	—

2024
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
PT. Cirebon Energi Prasarana (*7)	Power generation	Indonesia	10.00%	￦	26,710	96,846
Green Radiation Co., Ltd. (*11)	R & D	Korea	9.00%		20	—
Future Convergence Technology Laboratory. Co., Ltd.	R & D	Korea	20.12%		76	22
Eco Motion Co., Ltd.	R & D	Korea	20.00%		90	229
REC’s Innovation Co., Ltd. (*31)	R & D	Korea	11.04%		81	155
ACE	R & D	Korea	20.00%		25	5
Environment and Energy Co., Ltd. (*11)	R & D	Korea	10.54%		11	3
Santiago Solar Power SpA	Power generation	Chile	50.00%		13,851	6,961
Yanggu Floating Photovoltaic Power Plant Inc.	Power generation	Korea	29.00%		904	846
Power Embedded	R & D	Korea	23.33%		70	68
Changwon SG Energy Co., Ltd. (*11)	Power generation	Korea	18.78%		900	682
Donpyung Technology. Co., Ltd.	R & D	Korea	20.00%		125	281
HORANG ENERGY Inc.	Power generation	Korea	40.00%		4,240	3,808
Hoenggye Renewable Energy Co., Ltd	Power generation	Korea	36.12%		2,375	2,375
Haman Green Energy Co., Ltd.	Power generation	Korea	35.00%		4,771	2,810
Songsan Green Energy Co., Ltd. (*6)	Power generation	Korea	60.00%		8,400	7,908
SkyPic Inc.	R & D	Korea	20.00%		26	26
HyChangwon Fuel Cell. Co., Ltd.	Power generation	Korea	40.00%		9,396	9,278
Dreams Co.,Ltd. (*11)	R & D	Korea	11.00%		11	11
DEEPAI Co.,Ltd. (*11, 36)	R & D	Korea	1.20%		11	11
Amaala Sustainable Company for Energy LLC (*7)	Power generation	Saudi Arabia	10.00%		18	18

				￦	3,394,833	6,704,754

<Joint ventures>
Shuweihat Asia Power Investment B.V.	Holding company	Netherlands	49.00%	￦	44,405	86,450
Shuweihat Asia Operation & Maintenance Company (*12)	Maintenance of utility plant	Cayman	55.00%		30	2,138
Waterbury Lake Uranium L.P. (*13)	Resources development	Canada	29.68%		20,753	23,756
ASM-BG Investicii AD	Power generation	Bulgaria	50.00%		9,846	16,936
RES Technology AD	Power generation	Bulgaria	50.00%		11,922	15,069
KV Holdings, Inc. (*27)	Power generation	Philippines	40.00%		2,103	6,921
KEPCO SPC Power Corporation (*12,27)	Construction and operation of utility plant	Philippines	60.00%		94,579	159,139
Gansu Datang Yumen Wind Power Co., Ltd.	Power generation	China	40.00%		16,621	7,919
Datang Chifeng Renewable Power Co., Ltd.	Power generation	China	40.00%		121,928	204,516
Datang KEPCO Chaoyang Renewable Power Co., Ltd.	Power generation	China	40.00%		39,872	48,325
Rabigh Electricity Company(*13)	Power generation	Saudi arabia	40.00%		109,743	269,893
Rabigh Operation & Maintenance Company Limited	Maintenance of utility plant	Saudi arabia	40.00%		70	8,311
Jamaica Public Service Company Limited	Power generation	Jamaica	40.00%		301,910	412,616
KW Nuclear Components Co., Ltd.	Manufacturing	Korea	45.00%		833	18,758
Busan Shinho Solar Power Co., Ltd.	Power generation	Korea	25.00%		2,100	6,993
Global Trade Of Power System Co., Ltd. (*14)	Exporting products and technology of small or medium business by proxy	Korea	29.00%		290	696
Expressway Solar-light Power Generation Co., Ltd.	Power generation	Korea	50.00%		1,856	5,771
Amman Asia Electric Power Company (*12)	Power generation	Jordan	60.00%		111,476	268,864
KAPES, Inc. (*12)	R & D	Korea	51.00%		5,629	—
Honam Wind Power Co., Ltd.	Power generation	Korea	29.00%		3,480	4,833
Korea Power Engineering Service Co., Ltd.	Construction and service	Korea	29.00%		290	6,054
Chun-cheon Energy Co., Ltd.	Power generation	Korea	29.90%		52,700	36,599
Yeonggwangbaeksu Wind Power Co., Ltd. (*14)	Power generation	Korea	15.00%		3,000	3,729
Nghi Son 2 Power LLC	Power generation	Vietnam	50.00%		175,261	563,079
Kelar S.A. (*12)	Power generation	Chile	65.00%		78,060	152,367
PT. Tanjung Power Indonesia	Power generation	Indonesia	35.00%		57,039	100,580
Incheon New Power Co., Ltd. (*16)	Power generation	Korea	29.00%		461	302

2024
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
Seokmun Energy Co., Ltd.	Power generation	Korea	29.00%	￦	15,370	15,456
Daehan Wind Power PSC	Power generation	Jordan	50.00%		7,493	21,327
Barakah One Company (*17)	Power generation	UAE	18.00%		118	—
Nawah Energy Company (*17)	Operation of utility plant	UAE	18.00%		296	392
MOMENTUM	International thermonuclear experimental reactor construction management	France	33.33%		1	195
Daegu Green Power Co., Ltd. (*18)	Power generation	Korea	29.00%		46,225	30,513
Yeonggwang Wind Power Co., Ltd.	Power generation	Korea	46.00%		17,475	26,146
Chester Solar IV SpA (*15)	Power generation	Chile	90.00%		2,776	1,452
Chester Solar V SpA (*15)	Power generation	Chile	90.00%		634	262
Diego de Almagro Solar SpA (*15)	Power generation	Chile	90.00%		2,902	1,700
South Jamaica Power Company Limited	Power generation	Jamaica	20.00%		20,430	48,760
Daesan Green Energy Co., Ltd.	Power generation	Korea	35.00%		17,850	25,331
RE Holiday Holdings LLC	Power generation	USA	50.00%		42,948	89,780
RE Pioneer Holdings LLC	Power generation	USA	50.00%		27,891	55,622
RE Barren Ridge 1 Holdings LLC	Power generation	USA	50.00%		28,021	59,806
RE Astoria 2 LandCo LLC	Power generation	USA	50.00%		5,188	8,119
RE Barren Ridge LandCo LLC	Power generation	USA	50.00%		2,187	2,857
Laurel SpA (*15)	Power generation	Chile	90.00%		2,156	1,432
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd (*14)	Power generation	Australia	12.37%		4,095	1,149
Cheong-Song Noraesan Wind Power Co., Ltd. (*13)	Power generation	Korea	29.01%		3,200	4,317
Chester Solar I SpA (*15)	Power generation	Chile	90.00%		1,316	1,649
Solar Philippines Calatagan Corporation	Power generation	Philippines	38.00%		47,903	63,695
Saemangeum Solar Power Co., Ltd. (*19)	Power generation	Korea	81.01%		26,400	23,277
Chungsongmeon BongSan wind power Co., Ltd. (*14)	Power generation	Korea	29.00%		2,900	2,590
Jaeun Resident Wind Power Plant Co., Ltd. (*14)	Power generation	Korea	29.00%		2,494	2,045
DE Energia SpA	Power generation	Chile	49.00%		8,364	11,062
Dangjin Eco Power Co., Ltd.	Power generation	Korea	34.00%		25,661	26,867
Haemodum Solar Co., Ltd.	Power generation	Korea	49.00%		2,940	3,230
Yangyang Wind Power Co., Ltd.	Power generation	Korea	50.00%		12,000	11,640
HORUS SOLAR, S.A. DE C.V. (*20)	Renewable power generation	Mexico	14.95%		5,068	1,488
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V. (*20)	Renewable power generation	Mexico	14.95%		3,678	4,452
SUNMEX RENOVABLES, S.A. DE C.V. (*20)	Renewable power generation	Mexico	14.95%		1,678	1,687
Stavro Holding II A.B.	Holding company	Sweden	20.00%		18,566	16,459
Solaseado Solar Power Co., Ltd.	Power generation	Korea	39.00%		7,020	22,793
Yeongam Solar Power Co., Ltd. (*14)	Power generation	Korea	19.00%		6,460	11,828
Samsu Wind Power Co., Ltd. (*14)	Power generation	Korea	19.00%		2,637	2,851
Pulau Indah Power Plant Sdn. Bhd.	Power generation	Malaysia	25.00%		39,052	50,721
NH-Amundi Global Infrastructure Investment Private Investment Trust 21	Holding company	Korea	29.53%		20,857	15,433
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream (*12)	Holding company	Korea	90.00%		14,848	15,496
PT Barito Wahana Tenaga	Power generation	Indonesia	30.61%		59,574	207,565
Cheongna Energy Co., Ltd. (*19)	Generating and distributing vapor and hot/cold water	Korea	50.10%		49,344	46,158
Naepo Green Energy Co., Ltd.	Power generation	Korea	29.20%		29,200	48,031
Boim Combined Heat and Power Generation Co., Ltd. (*21)	Power generation	Korea	30.66%		71,070	—
OneEnergy Asia Limited	Power generation	Vietnam	40.00%		258,011	465,349
KAS INVESTMENT I LLC (*13)	Holding company	USA	29.89%		23,437	6,078
KAS INVESTMENT II LLC (*13)	Holding company	USA	29.89%		23,343	6,040
Energyco Co., Ltd.	Power generation	Korea	29.00%		1,659	2,322
CAES, LLC	Holding company	USA	36.00%		19,414	20,659
Hapcheon Floating Photovoltaic Power Plant Inc. (*14)	Power generation	Korea	49.00%		7,512	11,334

2024
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
Busan Industrial Solar Power Co., Ltd.	Power generation	Korea	28.02%	￦	510	1,160
Bitsolar Energy Co., Ltd.	Power generation	Korea	27.10%		352	—
Pulau Indah O&M Sdn. Bhd. (*14)	Power generation	Malaysia	40.00%		—	—
Guadalupe Solar SpA (*22)	Power generation	Chile	60.00%		1,397	781
Omisan Wind Power Co., Ltd.	Power generation	Korea	42.00%		10,752	10,859
Foresight Iberian Solar Group Holding, S.L. (*22)	Power generation	Spain	75.00%		10,564	—
Yeongwol Eco Wind Co., Ltd.	Power generation	Korea	29.00%		3,089	890
Gurae Resident Power Co., Ltd.	Power generation	Korea	29.00%		386	333
Cheongju Eco Park Co., Ltd.	Power generation	Korea	29.00%		5,858	10,636
Enel X Midland Photovoltaic, LLC	Power generation	Korea	20.00%		2,211	2,715
Geumsungsan Wind Power Co., Ltd.	Power generation	Korea	29.00%		6,531	7,840
KEPCO KPS CARABAO Corp. (*16)	Utility plant maintenance	Philippines	40.00%		93	—
Prime Swedish Holding AB	Holding company	Sweden	45.00%		35,410	37,559
Goheung New Energy Co., Ltd.	Power generation	Korea	46.15%		12,959	15,768
Gunsan Land Solar Co., Ltd. (*22,28)	Power generation	Korea	75.29%		19,091	23,163
CapMan Lynx SCA, SICAR	Holding company	Luxembourg	50.00%		9,601	—
International Offshore Power Transmission Holding Company Limited	Undersea transmission network operation	UAE	35.00%		—	11,038
Pyeongchang Wind Power Co., Ltd. (*25)	Power generation	Korea	58.00%		9,329	12,147
Eumseong Eco Park Co., Ltd.	Power generation	Korea	29.00%		5,741	11,613
Changwon Nu-ri Energy Co., Ltd. (*14)	Fuel cell generation	Korea	61.00%		8,095	7,658
PungBack Wind Farm Corporation (*24)	Power generation	Korea	32.89%		7,885	7,760
Trumbull Asset Management, LLC (*25)	Holding company	USA	78.00%		1	1,297
S-Power Chile SpA	Power generation	Chile	50.00%		127	159
Seungmun Green Energy	Power generation	Korea	33.00%		8,973	12,745
Seobusambo highway photovoltaics Co., Ltd. (*23)	Power generation	Korea	80.00%		3,020	3,309
Yangyang Suri Wind Power Co., Ltd.(*13)	Power generation	Korea	29.00%		10,498	8,643
KEPCO for Power Company (*32)	Power generation	Saudi arabia	60.00%		3,083	17,906
Taebaek Wind Power Co., Ltd. (*33)	Power generation	Korea	60.00%		11,494	14,759
Jeonju Bio Green Energy Co., Ltd.(*22)	Power generation	Korea	65.00%		3,250	2,566
Kumyang Eco Park Co., Ltd.	Power generation	Korea	29.00%		3,663	3,841
Jeongeup Green Power Co., Ltd. (*34)	Power generation	Korea	44.86%		9,600	8,846
Hadong E-factory Co., Ltd.(*13)	Power generation	Korea	29.99%		350	344
Namyangju Combined Heat and Power Co., Ltd. (*35)	Generating and distributing vapor and hot/cold water	Korea	70.10%		53,977	51,768
Samcheok Eco Materials Co., Ltd. (*37)	Recycling fly ashes	Korea	25.54%		686	—
Wadi Noor Solar Power Company SAOC	Power generation	Oman	50.00%		847	1,392
Fairhaven Energy Storage LLC	Power generation	USA	35.00%		1,505	—
Rutile BESS Holdings, LLC	Holding company	USA	50.00%		106	1
Trumbull Development Partners, LLC (*14)	Holding company	USA	56.23%		304,836	355,379
Imha Floating Photovoltaic Power Plant Inc.(*13)	Power generation	Korea	49.00%		7,174	6,351
EDFR KOWEPO AJBAN PV HOLDING LIMITED	Holding company	UAE	50.00%		1	85
Roof One Energy Co., Ltd.	Holding company	Korea	48.00%		2,000	2,000

					2,880,964	4,581,340

				￦	6,275,797	11,286,094

(*1)
The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.

(*2)
The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.

(*3)
The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.

(*4)	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.

(*5)
The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.

(*6)
The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.

(*7)
The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the decisions related to finance and operation.

(*8)
The effective percentage of ownership is 14.29% due to the acquisition of treasury stocks. The effective percentage of ownership is less than 20%. However, the Company exercises significant influence over the decisions related to finance and operation by virtue of right to nominate directors to the board of directors of the entity.

(*9)	The effective percentage of ownership is 21.66%, considering hybrid bonds.

(*10)
The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.

(*11)	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the entity.

(*12)
The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties and the Company can exercise same voting rights as other shareholders at the board of directors. Accordingly, the entities are classified as joint ventures.

(*13)	The effective percentage of ownership is less than 50%. However, the entity is classified as a joint venture, because all consent was required to make decisions on related activities.

(*14)	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.

(*15)
Although the Company holds majority ownership in the entity due to the acquisition of additional shares during the year ended December 31, 2024, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors due to the shareholders’ agreement.

(*16)
The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.

(*17)	The effective percentage of ownership is less than 50%. However, decisions in relevant activities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.

(*18)	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.

(*19)	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*20)
The effective percentage of ownership is less than 50%. However, according to the shareholders’ agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*21)
According to the Boim Combined Heat and Power Generation Co., Ltd. Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.6% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.

(*22)	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*23)	Although the effective percentage of ownership is more than 50%, decisions in relevant activities must be agreed by all members of the board of directors.

(*24)	The effective percentage of ownership is 37%, considering potential common stock.

(*25)
The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.

(*26)
The effective percentage of ownership is more than 50%. However, by the shareholders’ agreement, the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision committee. Accordingly, the entity is classified as an associate.

(*27)
The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2023.

(*28)
The nominal percentage of ownership is 75.29% and the effective percentage of ownership is 56.91%, as the Company has an obligation to provide excessive dividend income to Gunsan City when a certain rate of return defined in the shareholders’ agreement is met.

(*29)	During the year ended December 31, 2024, the long-term loan to Bigeum Resident Photovoltaic Power Co., Ltd. was converted into equity.

(*30)
Although the Company’s effective percentage of ownership is less than 20%, the entity has been classified as an associate as the Company has significant influence on the entity considering the fact that ordinary resolutions passed at the shareholders’ meeting require the majority decision and the Company has the right to elect the entity’s directors.

(*31)
Although the Company’s effective percentage of ownership is less than 20%, the Company can exercise significant influence on the entity through its contractual right to appoint one director to the entity’s board of directors.

(*32)
Although the Company’s effective percentage of ownership is more than
50
%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors due to the shareholders’ agreement.

(*33)
Although the Company’s effective percentage of ownership is more than
50
%, the entity is classified as a joint venture considering the minimum number of the entity’s board of directors’ members required to agree for making decision on material financial and operational policies due to the joint shareholders’ agreement.

(*34)
Although the Company’s effective percentage of ownership is less than 50%, the entity is reclassified as a joint venture considering the Company can exercise significant influence on the entity due to the Company’s contractual right to appoint a director to the entity’s board of directors and the minimum number of agreement required from the members in the board of directors in order to make decisions on the entity’s material financial and operational policies in accordance with the joint shareholders’ agreement.

(*35)
Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors.

(*36)	The effective ownership interest is 1.32%, considering convertible redeemable preferred shares.

(*37)
Although the Company’s effective percentage of ownership is less than 50%, the entity was reclassified as a joint venture considering the minimum number of agreement required from the members in the board of directors in order to make decisions on the entity’s material financial and operational policies in accordance with the revised joint shareholders’ agreement for the year ended December 31, 2024.

Summary of Fair Value Associates
(2)	The fair value of associates which are actively traded on an open market and have a readily available market value as of December 31, 2023 and 2024 are as follows:

Investees		2023	2024
		In millions of won
<Associates>
Korea Electric Power Industrial Development Co., Ltd.	￦	69,298	88,489
Korea Gas Corporation		466,830	655,830
YTN Co., Ltd.(*)		54,180	—
SPC Power Corporation		92,219	130,063
PT. Bayan Resources TBK		11,090,934	12,298,501

(*)	The Company sold all of its shares in YTN Co., Ltd. for the year ended December 31, 2024.

Summary of Changes in Investments in Associates and Joint Ventures
(3)	Changes in investments in associates and joint ventures for the years ended December 31, 2023 and 2024 are as follows:

2023
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Korea Gas Corporation	￦	2,085,296	—	—	—	(155,819)	47,220	(6,054)	1,970,643
Korea Electric Power Industrial Development Co., Ltd.		31,078	—	—	(2,156)	1,790	—	(1,212)	29,500
YTN Co., Ltd.		55,027	—	—	(540)	(1,147)	(14)	(1,023)	52,303
Gangwon Wind Power Co., Ltd.		12,158	—	—	(2,272)	2,115	—	—	12,001
Hyundai Green Power Co., Ltd.		119,791	—	—	(3,555)	2,159	—	(222)	118,173
Korea Power Exchange		275,126	—	—	—	4,575	—	(5,415)	274,286
Taebaek Wind Power Co., Ltd.		14,501	—	—	—	—	—	(14,501)	—
Taebaek Guinemi Wind Power Co., Ltd.		13,049	—	—	—	481	—	—	13,530
Daeryun Power Co., Ltd.		26,727	—	—	—	143	(12)	(24)	26,834
KNH Solar Co., Ltd.		2,883	—	—	—	311	—	—	3,194
SPC Power Corporation		70,868	—	—	(2,669)	9,667	1,065	—	78,931
Gemeng International Energy Co., Ltd.		578,821	102,854	—	(12,527)	41,280	565	(5,181)	705,812
PT. Cirebon Electric Power		135,114	—	—	(10,770)	7,519	—	2,396	134,259
KNOC Nigerian East Oil Co., Ltd.		—	—	—	—	(7)	(213)	220	—
KNOC Nigerian West Oil Co., Ltd.		—	—	—	—	(7)	(196)	203	—
PT Wampu Electric Power		37,743	—	—	(3,850)	(268)	224	706	34,555
PT. Bayan Resources TBK		684,719	—	—	(344,360)	252,406	26,500	(58)	619,207
S-Power Co., Ltd.		141,128	—	—	—	21,637	—	—	162,765
Pioneer Gas Power Limited		—	—	—	—	—	—	—	—
Eurasia Energy Holdings		—	—	—	—	—	—	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		115,584	—	—	—	(848)	1,642	—	116,378
PT. Mutiara Jawa		3,597	—	—	(459)	1,936	94	—	5,168
Samcheok Eco Materials Co., Ltd.		—	—	—	—	—	—	—	—
Noeul Green Energy Co., Ltd.		—	—	—	—	—	—	—	—
Goseong Green Power Co., Ltd.		288,893	—	—	—	(1,240)	—	(29)	287,624
Gangneung Eco Power Co., Ltd.		—	258,100	—	—	(3,171)	—	—	254,929
Shin Pyeongtaek Power Co., Ltd.		133,823	—	—	(70,040)	81,258	—	(15)	145,026
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		278	—	—	—	16	—	—	294
Dongducheon Dream Power Co., Ltd.		89,300	—	—	—	(2,568)	—	471	87,203
Jinbhuvish Power Generation Pvt. Ltd.		—	—	—	—	—	—	—	—
Daejung Offshore Wind Power Co., Ltd.		1,555	—	—	—	(72)	—	—	1,483
GS Donghae Electric Power Co., Ltd.		260,145	—	—	(21,846)	21,240	—	(454)	259,085
Daegu Photovoltaic Co., Ltd.		2,849	—	—	(408)	363	—	—	2,804
Busan Green Energy Co., Ltd.		4,395	—	—	—	(1,137)	—	1	3,259
Gunsan Bio Energy Co., Ltd.		—	—	—	—	—	—	—	—
Hansuwon KNP Co., Ltd.		280	—	—	—	187	—	—	467
Korea Electric Power Corporation Fund		28,842	—	(2,266)	—	(2,865)	(290)	—	23,421
Energy Infra Asset Management Co., Ltd.		1,184	—	—	(89)	118	—	—	1,213
Daegu clean Energy Co., Ltd.		12	—	—	—	—	—	(12)	—
Yaksu ESS Co., Ltd.		486	—	—	—	(201)	—	—	285
Nepal Water & Energy Development Company Private Limited		69,940	40,103	—	—	(325)	855	—	110,573
Gwangyang Green Energy Co., Ltd.		25,044	—	—	—	(406)	—	—	24,638
PND Solar Co., Ltd.		1,403	—	—	—	107	—	—	1,510
Hyundai Eco Energy Co., Ltd.		7,631	—	—	(874)	1,198	(8)	—	7,947
YeongGwang Yaksu Wind Electric Co., Ltd.		156	—	—	—	(23)	—	—	133
Green Energy Electricity Generation Co., Ltd.		1,571	—	—	—	(1,563)	—	—	8
Korea Energy Solutions Co., Ltd.		93	—	—	—	77	—	—	170
ITR Co., Ltd.		—	—	—	—	(33)	—	33	—
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)		366	—	—	—	25	—	—	391
Namjeongsusang Solar Power Operation Co., Ltd.		373	—	(217)	—	(156)	—	—	—

2023
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Indeck Niles Development, LLC	￦	302,038	—	—	—	32,067	(3,623)	4,919	335,401
Indeck Niles Asset Management, LLC		94	—	—	(337)	334	—	2	93
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		6,932	—	(428)	(373)	366	(1)	—	6,496
Suwon New Power Co., Ltd.		919	—	—	—	103	—	—	1,022
Gwangbaek Solar Power Investment Co., Ltd.		5,133	—	—	(644)	666	—	—	5,155
Go deok Clean Energy Co., Ltd.		4,420	—	—	—	303	—	—	4,723
SureDataLab Co., Ltd.		177	—	—	—	(63)	—	—	114
SEP Co., Ltd.		—	—	—	—	—	—	—	—
Hankook Electric Power Information Co., Ltd.		220	—	—	—	(6)	—	—	214
Tronix Co., Ltd.		66	—	—	—	154	—	—	220
O2&B Global Co., Ltd.		36	—	—	—	(15)	—	—	21
Muan Sunshine Solar Power Plant Co., Ltd.		2,562	—	—	(340)	600	—	—	2,822
Bigeum Resident Photovoltaic Power Co., Ltd.		—	—	—	—	(414)	414	—	—
Goesan Solar Park Co., Ltd.		2,591	—	—	—	286	—	—	2,877
Saemangeum Heemang Photovoltaic Co., Ltd.		13,010	—	—	—	1,410	—	—	14,420
Bitgoel Eco Energy Co., Ltd.		8,951	—	—	—	3,443	—	—	12,394
Jeju Gimnyeong Wind Power Co., Ltd.		872	—	—	—	(626)	—	—	246
Seoroseoro Sunny Power Plant Co., Ltd.		859	—	—	—	82	—	—	941
Muan Solar park Co., Ltd.		7,838	—	—	(2,680)	1,672	—	—	6,830
YuDang Solar Co., Ltd.		586	—	—	(100)	84	—	—	570
Anjwa Smart Farm & Solar City Co., Ltd.		8,662	—	—	(1,400)	403	—	—	7,665
KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)		4,485	—	—	—	3,294	—	—	7,779
G.GURU Co., Ltd.		300	—	—	—	(133)	—	—	167
UD4M Co., Ltd.		161	—	—	—	(11)	—	—	150
Dongbu Highway Solar Co., Ltd.		352	—	—	—	28	—	—	380
Seobu Highway Solar Co., Ltd.		316	—	—	—	90	—	—	406
Korea Energy Data Co., Ltd.		62	—	—	—	(26)	—	—	36
Gangneung Sacheon Fuel Cell Co., Ltd.		4,277	—	—	—	3,593	—	—	7,870
KOSTURE Co., Ltd.		1	6	—	—	1	—	—	8
Taebaek Gadeoksan Wind Power Co., Ltd.		20,040	—	—	(3,723)	3,109	—	—	19,426
Chuncheon Green Energy Co., Ltd.		9,155	—	—	—	(204)	(51)	—	8,900
Yeomsubong Wind Power Co., Ltd.		62	1,316	—	—	(507)	—	—	871
Yeongyang Wind Power Corporation II		7,461	—	—	—	2,639	—	—	10,100
Haeparang Energy Co., Ltd.		2,188	—	—	—	(84)	—	—	2,104
Saemangeum Sebit Power Plant Co., Ltd.		23,199	7,249	—	—	(709)	—	7,452	37,191
Boulder Solar III, LLC		744	—	—	—	—	—	10	754
PlatformN. Co., Ltd.		84	—	—	—	(84)	—	—	—
PT. Cirebon Energi Prasarana		69,035	—	—	—	7,328	(891)	1,125	76,597
Green Radiation Co., Ltd.		11	—	—	—	15	—	—	26
Future Convergence Technology Laboratory. Co., Ltd.		50	—	—	—	(14)	—	—	36
Eco Motion Co., Ltd. (formerly, SC E&G. Co,. Ltd.)		214	—	—	—	53	—	—	267
REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.)		166	—	—	—	(72)	—	26	120
ACE		20	—	—	—	(18)	—	—	2
Environment and Energy Co., Ltd.		10	—	—	—	(1)	—	—	9
Santiago Solar Power SpA		13,373	—	—	—	(1,522)	(82)	—	11,769
Yanggu Floating Photovoltaic Power Plant Inc.		903	—	—	—	(143)	—	—	760
Power Embedded		—	70	—	—	—	—	—	70
Changwon SG Energy Co., Ltd.		—	900	—	—	(117)	—	—	783

2023
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Donpyung Technology. Co., Ltd.	￦	—	125	—	—	154	—	(25)	254
HORANG ENERGY Inc.		—	4,240	—	—	(91)	—	—	4,149
Hoenggye Renewable Energy Co., Ltd		—	2,375	—	—	—	—	—	2,375
Haman Green Energy Co., Ltd.		—	4,771	—	—	(1,790)	—	—	2,981
Songsan Green Energy Co., Ltd.		—	—	—	—	—	—	8,323	8,323

	￦	5,844,464	422,109	(2,911)	(486,012)	334,379	73,198	(8,338)	6,176,889

<Joint ventures>
KEPCO-Uhde Inc.	￦	17	—	—	—	(10)	—	(7)	—
Shuweihat Asia Power Investment B.V.		66,452	—	—	(512)	(440)	4,402	—	69,902
Shuweihat Asia Operation & Maintenance Company		1,631	—	—	(1,077)	1,237	27	—	1,818
Waterbury Lake Uranium L.P.		21,750	—	—	—	70	792	—	22,612
ASM-BG Investicii AD		14,555	—	—	(697)	680	201	—	14,739
RES Technology AD		15,133	—	—	(697)	(513)	460	—	14,383
KV Holdings, Inc.		9,659	—	—	—	280	161	(4,914)	5,186
KEPCO SPC Power Corporation		179,594	—	—	—	13,224	3,726	—	196,544
Gansu Datang Yumen Wind Power Co., Ltd.		6,024	—	—	—	316	(25)	—	6,315
Datang Chifeng Renewable Power Co., Ltd.		191,982	—	—	(14,293)	9,012	38	—	186,739
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		44,398	—	—	(1,771)	639	(59)	—	43,207
Rabigh Electricity Company		214,607	—	—	(6,263)	28,456	(1,749)	—	235,051
Rabigh Operation & Maintenance Company Limited		5,113	—	—	(2,994)	2,759	86	—	4,964
Jamaica Public Service Company Limited		331,407	—	—	(15,715)	32,862	7,959	(6,647)	349,866
KW Nuclear Components Co., Ltd.		17,090	—	—	(833)	2,423	—	—	18,680
Busan Shinho Solar Power Co., Ltd.		6,719	—	—	(1,169)	1,119	—	—	6,669
Global Trade Of Power System Co., Ltd.		698	—	—	—	(83)	—	—	615
Expressway Solar-light Power Generation Co., Ltd.		4,754	—	—	—	433	—	—	5,187
Amman Asia Electric Power Company		220,254	—	—	(15,636)	17,833	973	—	223,424
KAPES, Inc.		—	—	—	(1,162)	1,162	—	—	—
Honam Wind Power Co., Ltd.		4,819	—	—	(522)	446	—	—	4,743
Korea Power Engineering Service Co., Ltd.		5,543	—	—	(44)	349	—	(140)	5,708
Chun-cheon Energy Co., Ltd.		32,044	—	—	—	3,039	—	—	35,083
Yeonggwangbaeksu Wind Power Co., Ltd.		3,151	—	—	—	292	—	—	3,443
Nghi Son 2 Power LLC		408,839	—	—	—	14,742	(5,592)	—	417,989
Kelar S.A.		117,137	—	—	—	11,655	848	1,889	131,529
PT. Tanjung Power Indonesia		92,907	—	—	(12,641)	9,679	338	(132)	90,151
Incheon New Power Co., Ltd.		198	—	—	(69)	147	—	22	298
Seokmun Energy Co., Ltd.		17,336	—	—	—	(745)	—	—	16,591
Daehan Wind Power PSC		13,923	—	—	—	2,437	66	—	16,426
Barakah One Company		—	—	—	—	—	—	—	—
Nawah Energy Company		315	—	—	—	10	5	—	330
MOMENTUM		345	—	—	(365)	208	21	—	209
Daegu Green Power Co., Ltd.		29,360	—	—	—	(2,856)	—	(74)	26,430
Yeonggwang Wind Power Co., Ltd.		20,713	—	—	(2,688)	5,355	—	—	23,380
Chester Solar IV SpA		181	—	—	—	324	(21)	—	484
Chester Solar V SpA		156	—	—	—	35	(3)	3	191
Diego de Almagro Solar SpA		540	—	—	—	447	(37)	4	954
South Jamaica Power Company Limited		46,437	—	—	(7,667)	3,709	630	—	43,109
Daesan Green Energy Co., Ltd.		19,218	—	—	—	2,977	—	(4)	22,191
RE Holiday Holdings LLC		85,370	—	—	(1,549)	(1,425)	1,696	—	84,092
RE Pioneer Holdings LLC		55,172	—	—	(1,162)	(2,089)	2,160	—	54,081
RE Barren Ridge 1 Holdings LLC		3,350	—	—	(3,087)	(1,733)	59,624	—	58,154

2023
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
RE Astoria 2 LandCo LLC	￦	6,599	—	—	(354)	575	117	—	6,937
RE Barren Ridge LandCo LLC		2,333	—	—	(161)	228	41	—	2,441
Laurel SpA		554	—	—	—	64	(14)	9	613
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		3,651	—	—	—	(23)	91	—	3,719
Chile Solar JV SpA		9,819	—	—	—	3,569	1,276	(14,664)	—
Cheong-Song Noraesan Wind Power Co., Ltd.		4,263	—	—	(865)	358	—	—	3,756
Chester Solar I SpA		1,314	—	—	—	(71)	(29)	24	1,238
Solar Philippines Calatagan Corporation		56,902	—	—	(6,025)	6,025	1,228	—	58,130
Saemangeum Solar Power Co., Ltd.		23,551	—	—	—	(132)	—	—	23,419
Chungsongmeon BongSan wind power Co., Ltd.		3,470	—	—	—	(805)	—	—	2,665
Jaeun Resident Wind Power Plant Co., Ltd.		2,236	—	—	—	(22)	—	—	2,214
DE Energia SpA		9,536	—	—	—	—	167	—	9,703
Dangjin Eco Power Co., Ltd.		26,859	—	—	—	212	(318)	—	26,753
Haemodum Solar Co., Ltd.		3,367	—	—	(392)	147	—	—	3,122
Yangyang Wind Power Co., Ltd.		10,864	—	—	—	(429)	—	—	10,435
HORUS SOLAR, S.A. DE C.V.		6,976	—	—	—	3,594	611	—	11,181
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		4,899	—	—	—	4,088	1,948	—	10,935
SUNMEX RENOVABLES, S.A. DE C.V.		1,657	—	—	—	1,482	402	—	3,541
Stavro Holding II A.B.		17,171	—	—	—	(17)	149	960	18,263
Solaseado Solar Power Co., Ltd.		16,233	—	—	—	1,720	—	—	17,953
Yeongam Solar Power Co., Ltd.		9,879	—	—	(592)	350	—	—	9,637
Samsu Wind Power Co., Ltd.		3,205	—	—	(514)	331	—	—	3,022
Pulau Indah Power Plant Sdn. Bhd.		26,814	—	—	(27)	671	(2,360)	505	25,603
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		21,723	928	(1,092)	(1,568)	1,906	—	—	21,897
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		15,587	—	(96)	—	(4)	—	—	15,487
PT Barito Wahana Tenaga		137,047	—	—	—	20,546	(599)	—	156,994
Cheongna Energy Co., Ltd.		10,758	—	—	—	14,791	—	—	25,549
Naepo Green Energy Co., Ltd.		—	—	—	—	5,285	—	—	5,285
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)		—	—	—	—	—	—	—	—
OneEnergy Asia Limited		172,218	79,182	—	—	39,091	(525)	—	289,966
KAS INVESTMENT I LLC		18,247	—	—	—	(2,223)	(240)	—	15,784
KAS INVESTMENT II LLC		18,173	—	—	—	(2,225)	(239)	—	15,709
Energyco Co., Ltd.		2,190	—	—	—	(50)	—	—	2,140
CAES, LLC		20,805	—	—	—	(860)	114	321	20,380
Hapcheon Floating Photovoltaic Power Plant Inc.		8,471	—	—	—	1,877	—	—	10,348
Busan Industrial Solar Power Co., Ltd.		1,168	—	—	—	(110)	—	—	1,058
Bitsolar Energy Co., Ltd.		352	—	—	—	—	—	—	352
Pulau Indah O&M Sdn. Bhd.		—	—	—	—	—	—	—	—
Guadalupe Solar SpA		913	—	—	—	322	(35)	—	1,200
Omisan Wind Power Co., Ltd.		10,411	—	—	—	(182)	—	—	10,229
Foresight Iberian Solar Group Holding, S.L.		10,565	—	—	—	(2,034)	—	(412)	8,119
Yeongwol Eco Wind Co., Ltd.		3,155	—	—	—	869	—	—	4,024
Gurae Resident Power Co., Ltd.		391	—	—	—	178	—	—	569
Cheongju Eco Park Co., Ltd.		10,490	—	—	—	(1,418)	—	—	9,072
Enel X Midland Photovoltaic, LLC		1,856	516	—	—	170	—	—	2,542
Geumsungsan Wind Power Co., Ltd.		3,493	—	—	—	2,022	—	—	5,515
KEPCO KPS CARABAO Corp.		177	—	—	—	(184)	7	—	—
Prime Swedish Holding AB		36,245	820	—	—	(236)	—	1,960	38,789

2023
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
Goheung New Energy Co., Ltd.	￦	11,832	—	—	—	3,904	—	—	15,736
Gunsan Land Solar Co., Ltd.		27,544	—	—	—	(5,115)	—	—	22,429
CapMan Lynx SCA, SICAR		—	—	—	—	—	—	—	—
International Offshore Power Transmission Holding Company Limited		—	—	—	—	338	1,085	—	1,423
Pyeongchang Wind Power Co., Ltd.		14,464	—	—	(870)	(1,366)	—	—	12,228
Eumseong Eco Park Co., Ltd.		5,557	—	—	—	2,829	—	—	8,386
Songsan Green Energy Co., Ltd.		1,387	7,000	—	—	(25)	(39)	(8,323)	—
Changwon Nu-ri Energy Co., Ltd.		497	7,595	—	—	(27)	(38)	—	8,027
Hasami Wind Farm Corporation		1,589	—	(1,586)	—	(3)	—	—	—
PungBack Wind Farm Corporation		6,743	—	—	—	1,197	—	—	7,940
Trumbull Asset Management, LLC		246	1	—	—	693	—	(4)	936
S-Power Chile SpA		127	—	—	—	(70)	4	3	64
Seungmun Green Energy		9,054	—	—	—	703	—	—	9,757
Seobusambo highway photovoltaics Co., Ltd.		3,066	—	—	—	514	—	—	3,580
Yangyang Suri Wind Power Co., Ltd.		—	10,498	—	—	(890)	—	—	9,608
Kepco for Power Company		—	3,083	—	—	(2,109)	25	(564)	435
Taebaek Wind Power Co., Ltd.		—	—	—	(2,820)	2,251	—	14,501	13,932
Jeonju Bio Green Energy Co., Ltd.		—	3,250	—	—	(55)	—	—	3,195
Kumyang Eco Park Co., Ltd.		—	3,663	—	—	—	—	—	3,663
Jeongeup Green Power Co., Ltd.		—	1,560	—	—	—	—	—	1,560
Hadong E-factory Co., Ltd.		—	350	—	—	—	(1)	—	349
Namyangju Combined Heat and Power Co., Ltd.		—	3,850	—	—	—	—	—	3,850
Wadi Noor Solar Power Company SAOC		—	847	—	—	—	(1)	—	846
Fairhaven Energy Storage LLC		—	—	—	—	—	—	—	—

		3,147,584	123,143	(2,774)	(106,801)	260,677	79,554	(15,684)	3,485,699

	￦	8,992,048	545,252	(5,685)	(592,813)	595,056	152,752	(24,022)	9,662,588

2024
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Korea Gas Corporation	￦	1,970,643	—	—	—	248,385	36,628	33,648	2,289,304
Korea Electric Power Industrial Development Co., Ltd.		29,500	—	—	(2,801)	3,124	—	354	30,177
YTN Co., Ltd.		52,303	—	(52,303)	—	—	—	—	—
Gangwon Wind Power Co., Ltd.		12,001	—	—	(1,420)	1,112	—	—	11,693
Hyundai Green Power Co., Ltd.		118,173	—	—	(3,555)	2,712	—	(29,937)	87,393
Korea Power Exchange		274,286	—	—	—	2,768	(59)	(3,033)	273,962
Taebaek Guinemi Wind Power Co., Ltd.		13,530	—	—	—	29	—	—	13,559
Daeryun Power Co., Ltd.		26,834	—	—	—	4,301	—	(42)	31,093
KNH Solar Co., Ltd.		3,194	—	—	(1,620)	591	—	—	2,165
SPC Power Corporation		78,931	—	—	(13,529)	13,412	28,760	—	107,574
Gemeng International Energy Co., Ltd.		705,812	—	—	(22,908)	(33,472)	78,870	36	728,338
PT. Cirebon Electric Power		134,259	—	—	—	4,144	—	19,127	157,530
KNOC Nigerian East Oil Co., Ltd.		—	—	—	—	(12,334)	1,621	10,713	—
KNOC Nigerian West Oil Co., Ltd.		—	—	—	—	1,519	1,475	(2,994)	—
PT Wampu Electric Power		34,555	—	—	(3,765)	3,495	152	4,831	39,268

2024
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>

PT. Bayan Resources TBK	￦	619,207	—	—	(168,698)	187,634	79,332	(99)	717,376
S-Power Co., Ltd.		162,765	—	—	—	17,607	—	—	180,372
Pioneer Gas Power Limited		—	—	—	—	—	—	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		116,378	—	—	—	(20,217)	11,861	(34,957)	73,065
PT. Mutiara Jawa		5,168	—	—	—	103	464	—	5,735
Samcheok Eco Materials Co., Ltd.		—	—	—	—	—	—	—	—
Noeul Green Energy Co., Ltd.		—	—	—	—	—	—	—	—
Goseong Green Power Co., Ltd.		287,624	—	—	—	(3,026)	—	(56)	284,542
Gangneung Eco Power Co., Ltd.		254,929	—	—	—	(13,115)	—	—	241,814
Shin Pyeongtaek Power Co., Ltd.		145,026	—	—	(30,080)	24,145	—	(32)	139,059
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		294	—	—	—	66	—	—	360
Dongducheon Dream Power Co., Ltd.		87,203	—	—	—	4,141	—	7	91,351
Jinbhuvish Power Generation Pvt. Ltd.		—	—	—	—	—	—	—	—
Daejung Offshore Wind Power Co., Ltd.		1,483	—	—	—	7	—	—	1,490
GS Donghae Electric Power Co., Ltd.		259,085	—	—	—	20,323	—	24	279,432
Daegu Photovoltaic Co., Ltd.		2,804	—	—	(344)	75	—	—	2,535
Busan Green Energy Co., Ltd.		3,259	—	—	—	(910)	—	(15)	2,334
Hansuwon KNP Co., Ltd.		467	—	—	—	207	—	—	674
Korea Electric Power Corporation Fund		23,421	—	(9,637)	—	479	(910)	—	13,353
Energy Infra Asset Management Co., Ltd.		1,213	—	—	(89)	144	—	—	1,268
Daegu clean Energy Co., Ltd.		—	—	—	—	—	—	—	—
YaksuESS Co., Ltd.		285	—	—	—	(123)	—	—	162
Nepal Water & Energy Development Company Private Limited		110,573	—	—	—	7,392	52,990	—	170,955
Gwangyang Green Energy Co., Ltd.		24,638	—	—	—	(421)	—	—	24,217
PND solar Co., Ltd.		1,510	—	—	—	225	—	—	1,735
Hyundai Eco Energy Co., Ltd.		7,947	—	—	(477)	1,024	—	(1)	8,493
YeongGwang Yaksu Wind Electric Co., Ltd.		133	—	—	—	(92)	—	—	41
Green Energy Electricity Generation Co., Ltd.		8	—	—	—	(8)	—	—	—
Korea Energy Solutions Co., Ltd.		170	—	—	—	27	—	—	197
ITR Co., Ltd.		—	—	—	—	(12)	—	12	—
STN Co., Ltd.		391	—	—	—	16	—	—	407
Indeck Niles Development, LLC		335,401	—	(14,551)	(10,591)	12,909	47,802	—	370,970
Indeck Niles Asset Management, LLC		93	—	—	(416)	373	10	—	60
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		6,496	—	(374)	(360)	358	(1)	—	6,119
Suwon New Power Co., Ltd.		1,022	—	—	—	(108)	—	—	914
Gwangbaek Solar Power Investment Co., Ltd.		5,155	—	—	(523)	523	—	—	5,155
Go deok Clean Energy Co., Ltd.		4,723	—	—	—	578	—	—	5,301
SureDataLab Co., Ltd.		114	—	—	—	(66)	—	—	48
SEP Co., Ltd.		—	—	—	—	—	—	—	—
Hankook Electric Power Information Co., Ltd.		214	—	—	—	(2)	—	—	212
Tronix Co., Ltd.		220	—	—	—	(74)	—	—	146
O2&B Global Co., Ltd.		21	—	—	—	(21)	—	—	—
Muan Sunshine Solar Power Plant Co., Ltd.		2,822	—	—	(560)	510	—	—	2,772
Bigeum Resident Photovoltaic Power Co., Ltd.		—	9,525	—	—	(1,560)	(57)	—	7,908
Goesan Solar Park Co., Ltd.		2,877	—	—	—	256	—	—	3,133
Saemangeum Heemang Photovoltaic Co., Ltd.		14,420	—	—	—	1,717	—	—	16,137
Bitgoel Eco Energy Co., Ltd.		12,394	—	—	(1,905)	3,212	13	(13)	13,701
Jeju Gimnyeong Wind Power Co., Ltd.		246	—	—	—	4	—	—	250
Seoroseoro Sunny Power Plant Co., Ltd.		941	—	—	—	89	—	—	1,030
Muan Solar park Co., Ltd.		6,830	—	—	(1,400)	837	—	—	6,267
YuDang Solar Co., Ltd.		570	—	—	(60)	110	—	(3)	617

2024
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Anjwa Smart Farm & Solar City Co., Ltd.	￦	7,665	—	—	—	633	—	—	8,298
KPE Green Energy Co., Ltd.		7,779	—	—	—	451	—	—	8,230
G.GURU Co., Ltd.		167	—	—	—	(133)	—	—	34
UD4M Co., Ltd.		150	—	—	—	(29)	—	—	121
Dongbu Highway Solar Co., Ltd.		380	—	—	—	132	—	—	512
Seobu Highway Solar Co., Ltd.		406	—	—	—	173	—	—	579
Korea Energy Data Co., Ltd.		36	—	—	—	(13)	—	—	23
Gangneung Sacheon Fuel Cell Co., Ltd.		7,870	—	—	—	1,436	—	—	9,306
KOSTURE Co., Ltd.		8	—	(7)	—	(1)	—	—	—
Taebaek Gadeoksan Wind Power Co., Ltd.		19,426	—	—	(1,767)	5,250	—	—	22,909
Chuncheon Green Energy Co., Ltd.		8,900	—	—	—	8,772	—	—	17,672
Yeomsubong Wind Power Co., Ltd.		871	—	—	—	(268)	—	—	603
Yeongyang Wind Power Corporation II		10,100	—	—	—	1,201	—	—	11,301
Haeparang Energy Co., Ltd.		2,104	—	—	—	(154)	—	—	1,950
Saemangeum Sebit Power Plant Co., Ltd.		37,191	—	—	—	(81)	—	—	37,110
Boulder Solar III, LLC		754	—	(754)	—	—	—	—	—
PlatformN. Co., Ltd.		—	—	—	—	—	—	—	—
PT. Cirebon Energi Prasarana		76,597	—	—	—	6,051	2,782	11,416	96,846
Green Radiation Co., Ltd.		26	—	—	—	(26)	—	—	—
Future Convergence Technology Laboratory. Co., Ltd.		36	—	—	—	(14)	—	—	22
Eco Motion Co., Ltd.		267	—	—	—	(38)	—	—	229
REC’s Innovation Co., Ltd.		120	—	—	—	59	—	(24)	155
ACE		2	—	—	—	3	—	—	5
Environment and Energy Co., Ltd.		9	—	—	—	(4)	(2)	—	3
Santiago Solar Power SpA		11,769	—	—	—	(4,877)	69	—	6,961
Yanggu Floating Photovoltaic Power Plant Inc.		760	—	—	—	86	—	—	846
Power Embedded		70	—	—	—	(2)	—	—	68
Changwon SG Energy Co., Ltd.		783	—	—	—	(101)	—	—	682
Donpyung Technology. Co., Ltd.		254	—	—	—	27	—	—	281
HORANG ENERGY Inc.		4,149	—	—	—	(341)	—	—	3,808
Hoenggye Renewable Energy Co., Ltd		2,375	—	—	—	—	—	—	2,375
Haman Green Energy Co., Ltd.		2,981	—	—	—	(145)	(26)	—	2,810
Songsan Green Energy Co., Ltd.		8,323	—	—	—	(415)	—	—	7,908
SkyPic Inc.		—	26	—	—	—	—	—	26
HyChangwon Fuel Cell. Co., Ltd.		—	9,396	—	—	(118)	—	—	9,278
Dreams Co.,Ltd.		—	11	—	—	—	—	—	11
DEEPAI Co.,Ltd.		—	11	—	—	—	—	—	11
Amaala Sustainable Company for Energy LLC		—	18	—	—	—	—	—	18

	￦	6,176,889	18,987	(77,626)	(266,868)	502,636	341,774	8,962	6,704,754

<Joint ventures>
Shuweihat Asia Power Investment B.V.	￦	69,902	—	—	—	1,709	14,839	—	86,450
Shuweihat Asia Operation & Maintenance Company		1,818	—	—	(1,200)	1,262	258	—	2,138
Waterbury Lake Uranium L.P.		22,612	—	—	—	74	1,070	—	23,756
ASM-BG Investicii AD		14,739	—	—	—	1,413	784	—	16,936
RES Technology AD		14,383	—	—	—	(145)	831	—	15,069
KV Holdings, Inc.		5,186	—	—	(989)	720	574	1,430	6,921
KEPCO SPC Power Corporation		196,544	—	—	(28,591)	16,714	(25,528)	—	159,139
Gansu Datang Yumen Wind Power Co., Ltd.		6,315	—	—	—	812	792	—	7,919
Datang Chifeng Renewable Power Co., Ltd.		186,739	—	—	(10,624)	7,772	20,629	—	204,516

2024
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
Datang KEPCO Chaoyang Renewable Power Co., Ltd.	￦	43,207	—	—	(591)	813	4,896	—	48,325
Rabigh Electricity Company		235,051	—	—	(7,270)	17,147	24,965	—	269,893
Rabigh Operation & Maintenance Company Limited		4,964	—	—	—	2,461	886	—	8,311
Jamaica Public Service Company Limited		349,866	—	—	(15,215)	28,849	49,463	(347)	412,616
KW Nuclear Components Co., Ltd.		18,680	—	—	(833)	911	—	—	18,758
Busan Shinho Solar Power Co., Ltd.		6,669	—	—	(667)	991	—	—	6,993
Global Trade Of Power System Co., Ltd.		615	—	—	—	81	—	—	696
Expressway Solar-light Power Generation Co., Ltd.		5,187	—	—	—	584	—	—	5,771
Amman Asia Electric Power Company		223,424	—	—	(8,171)	20,485	33,126	—	268,864
KAPES, Inc.		—	—	—	(1,095)	1,095	—	—	—
Honam Wind Power Co., Ltd.		4,743	—	—	(435)	525	—	—	4,833
Korea Power Engineering Service Co., Ltd.		5,708	—	—	—	419	—	(73)	6,054
Chun-cheon Energy Co., Ltd.		35,083	—	—	—	1,516	—	—	36,599
Yeonggwangbaeksu Wind Power Co., Ltd.		3,443	—	—	—	286	—	—	3,729
Nghi Son 2 Power LLC		417,989	—	—	—	45,889	99,201	—	563,079
Kelar S.A.		131,529	—	—	—	4,739	(2,498)	18,597	152,367
PT. Tanjung Power Indonesia		90,151	—	—	(8,349)	6,138	14,122	(1,482)	100,580
Incheon New Power Co., Ltd.		298	—	—	—	4	—	—	302
Seokmun Energy Co., Ltd.		16,591	—	—	—	(1,135)	—	—	15,456
Daehan Wind Power PSC		16,426	—	—	—	1,779	3,122	—	21,327
Barakah One Company		—	—	—	—	—	—	—	—
Nawah Energy Company		330	—	—	—	14	48	—	392
MOMENTUM		209	—	—	(225)	196	15	—	195
Daegu Green Power Co., Ltd.		26,430	—	—	—	4,103	—	(20)	30,513
Yeonggwang Wind Power Co., Ltd.		23,380	—	—	—	2,766	—	—	26,146
Chester Solar IV SpA		484	1,076	—	—	(216)	108	—	1,452
Chester Solar V SpA		191	108	—	—	(66)	29	—	262
Diego de Almagro Solar SpA		954	810	—	—	(160)	96	—	1,700
South Jamaica Power Company Limited		43,109	—	—	(2,895)	2,704	5,842	—	48,760
Daesan Green Energy Co., Ltd.		22,191	—	—	—	3,144	—	(4)	25,331
RE Holiday Holdings LLC		84,092	—	—	—	(3,139)	8,827	—	89,780
RE Pioneer Holdings LLC		54,081	—	—	—	(2,910)	4,451	—	55,622
RE Barren Ridge 1 Holdings LLC		58,154	—	—	(1,966)	(1,546)	5,164	—	59,806
RE Astoria 2 LandCo LLC		6,937	—	—	(404)	594	992	—	8,119
RE Barren Ridge LandCo LLC		2,441	—	—	(170)	237	349	—	2,857
Laurel SpA		613	934	—	—	(228)	113	—	1,432
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		3,719	—	—	—	9	435	(3,014)	1,149
Cheong-Song Noraesan Wind Power Co., Ltd.		3,756	—	—	—	560	—	1	4,317
Chester Solar I SpA		1,238	134	—	—	184	93	—	1,649
Solar Philippines Calatagan Corporation		58,130	—	—	(6,107)	6,523	5,149	—	63,695
Saemangeum Solar Power Co., Ltd.		23,419	—	—	—	(142)	—	—	23,277
Chungsongmeon BongSan wind power Co., Ltd.		2,665	—	—	—	(75)	—	—	2,590
Jaeun Resident Wind Power Plant Co., Ltd.		2,214	—	—	—	(169)	—	—	2,045
DE Energia SpA		9,703	—	—	—	—	1,359	—	11,062
Dangjin Eco Power Co., Ltd.		26,753	—	—	—	253	(139)	—	26,867
Haemodum Solar Co., Ltd.		3,122	—	—	—	108	—	—	3,230
Yangyang Wind Power Co., Ltd.		10,435	—	—	—	1,209	—	(4)	11,640
HORUS SOLAR, S.A. DE C.V.		11,181	—	—	—	(9,636)	(57)	—	1,488
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		10,935	—	—	—	(6,540)	57	—	4,452
SUNMEX RENOVABLES, S.A. DE C.V.		3,541	—	—	—	(1,724)	(130)	—	1,687

2024
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
Stavro Holding II A.B.	￦	18,263	—	—	—	(2,326)	(676)	1,198	16,459
Solaseado Solar Power Co., Ltd.		17,953	—	—	—	4,840	—	—	22,793
Yeongam Solar Power Co., Ltd.		9,637	—	—	—	2,191	—	—	11,828
Samsu Wind Power Co., Ltd.		3,022	—	—	(301)	130	—	—	2,851
Pulau Indah Power Plant Sdn. Bhd.		25,603	14,713	—	—	(816)	11,221	—	50,721
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		21,897	959	—	—	(6,896)	—	(527)	15,433
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		15,487	—	(68)	(87)	164	—	—	15,496
PT Barito Wahana Tenaga		156,994	—	—	—	24,435	26,136	—	207,565
Cheongna Energy Co., Ltd.		25,549	—	—	—	20,609	—	—	46,158
Naepo Green Energy Co., Ltd.		5,285	—	—	—	32,284	—	10,462	48,031
Boim Combined Heat and Power Generation Co., Ltd.		—	—	—	—	—	—	—	—
OneEnergy Asia Limited		289,966	62,880	—	—	47,346	65,157	—	465,349
KAS INVESTMENT I LLC		15,784	—	—	—	(12,916)	3,210	—	6,078
KAS INVESTMENT II LLC		15,709	—	—	—	(12,867)	3,198	—	6,040
Energyco Co., Ltd.		2,140	—	—	—	182	—	—	2,322
CAES, LLC		20,380	—	—	(663)	340	(1,687)	2,289	20,659
Hapcheon Floating Photovoltaic Power Plant Inc.		10,348	—	—	(661)	1,647	—	—	11,334
Busan Industrial Solar Power Co., Ltd.		1,058	—	—	—	102	—	—	1,160
Bitsolar Energy Co., Ltd.		352	—	—	—	—	—	(352)	—
Pulau Indah O&M Sdn. Bhd.		—	—	—	—	—	—	—	—
Guadalupe Solar SpA		1,200	—	—	—	(431)	12	—	781
Omisan Wind Power Co., Ltd.		10,229	—	—	—	630	—	—	10,859
Foresight Iberian Solar Group Holding, S.L.		8,119	—	—	—	(5,852)	(2,626)	359	—
Yeongwol Eco Wind Co., Ltd.		4,024	—	—	—	(3,134)	—	—	890
Gurae Resident Power Co., Ltd.		569	—	—	—	(236)	—	—	333
Cheongju Eco Park Co., Ltd.		9,072	—	—	—	1,564	—	—	10,636
Enel X Midland Photovoltaic, LLC		2,542	—	—	—	173	—	—	2,715
Geumsungsan Wind Power Co., Ltd.		5,515	—	—	—	2,325	—	—	7,840
KEPCO KPS CARABAO Corp.		—	—	—	—	—	—	—	—
Prime Swedish Holding AB		38,789	—	—	—	(3,782)	—	2,552	37,559
Goheung New Energy Co., Ltd.		15,736	—	—	—	32	—	—	15,768
Gunsan Land Solar Co., Ltd.		22,429	—	—	—	734	—	—	23,163
CapMan Lynx SCA, SICAR		—	—	—	—	—	—	—	—
International Offshore Power Transmission Holding Company Limited		1,423	—	—	—	(65)	9,680	—	11,038
Pyeongchang Wind Power Co., Ltd.		12,228	—	—	—	(81)	—	—	12,147
Eumseong Eco Park Co., Ltd.		8,386	—	—	—	3,227	—	—	11,613
Changwon Nu-ri Energy Co., Ltd.		8,027	—	—	—	(369)	—	—	7,658
PungBack Wind Farm Corporation		7,940	—	—	—	(180)	—	—	7,760
Trumbull Asset Management, LLC		936	—	—	—	212	149	—	1,297
S-Power Chile SpA		64	—	—	—	74	21	—	159
Seungmun Green Energy		9,757	—	—	—	2,988	—	—	12,745
Seobusambo highway photovoltaics Co., Ltd.		3,580	—	—	—	(271)	—	—	3,309
Yangyang Suri Wind Power Co., Ltd.		9,608	—	—	—	(912)	(53)	—	8,643
Kepco for Power Company		435	—	—	—	(570)	18,041	—	17,906
Taebaek Wind Power Co., Ltd.		13,932	—	—	—	827	—	—	14,759
Jeonju Bio Green Energy Co., Ltd.		3,195	—	—	—	(629)	—	—	2,566
Kumyang Eco Park Co., Ltd.		3,663	—	—	—	178	—	—	3,841
Jeongeup Green Power Co., Ltd.		1,560	8,040	—	—	(1,473)	—	719	8,846

2024
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
Hadong E-factory Co., Ltd.	￦	349	—	—	—	(5)	—	—	344
Namyangju Combined Heat and Power Co., Ltd.		3,850	50,127	—	—	(1,519)	(690)	—	51,768
Wadi Noor Solar Power Company SAOC		846	—	—	—	(5,170)	5,716	—	1,392
Samcheok Eco Materials Co., Ltd.		—	—	—	—	—	—	—	—
Fairhaven Energy Storage LLC		—	1,505	—	—	(854)	29	(680)	—
Rutile BESS Holdings, LLC		—	106	—	—	(106)	1	—	1
Trumbull Development Partners, LLC		—	304,836	—	—	7,976	42,567	—	355,379
Imha Floating Photovoltaic Power Plant Inc.		—	7,174	—	—	(823)	—	—	6,351
EDFR KOWEPO AJBAN PV HOLDING LIMITED		—	1	—	—	(72)	156	—	85
Roof One Energy Co., Ltd.		—	2,000	—	—	—	—	—	2,000

		3,485,699	455,403	(68)	(97,509)	252,816	453,895	31,104	4,581,340

	￦	9,662,588	474,390	(77,694)	(364,377)	755,452	795,669	40,066	11,286,094

Summary of Financial Information of Associates and Joint Ventures
(4)	Summary of financial information of associates and joint ventures as of and for the years ended December 31, 2023 and 2024 are as follows:

2023
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Korea Gas Corporation	￦	57,254,666	47,428,628	44,555,995	(747,428)
Korea Electric Power Industrial Development Co., Ltd.		174,788	73,065	354,850	21,170
YTN Co., Ltd.		352,188	108,108	130,450	(3,616)
Gangwon Wind Power Co., Ltd.		83,062	3,380	32,525	14,098
Hyundai Green Power Co., Ltd.		738,107	330,616	107,367	7,446
Korea Power Exchange		366,092	91,806	119,182	4,443
Taebaek Guinemi Wind Power Co., Ltd.		42,243	26,200	5,529	716
Daeryun Power Co., Ltd.		1,120,453	716,752	451,527	4,043
KNH Solar Co., Ltd.		12,142	314	3,535	1,394
SPC Power Corporation		287,249	28,485	106,926	27,946
Gemeng International Energy Co., Ltd.		7,507,274	5,189,729	2,963,614	33,580
PT. Cirebon Electric Power		665,365	177,150	265,054	27,341
KNOC Nigerian East Oil Co., Ltd.		27,029	112,017	—	(50)
KNOC Nigerian West Oil Co., Ltd.		29,157	107,300	—	(50)
PT Wampu Electric Power		206,943	131,823	20,155	(582)
PT. Bayan Resources TBK		4,447,335	2,018,870	4,675,174	1,670,522
S-Power Co., Ltd.		762,398	427,807	1,012,050	44,730
Pioneer Gas Power Limited		274,693	532,005	551	(49,745)
Xe-Pian Xe-Namnoy Power Co., Ltd.		1,370,110	900,713	171,978	(5,674)
PT. Mutiara Jawa		27,296	9,474	16,160	7,999
Samcheok Eco Materials Co., Ltd.		22,544	39,895	8,028	(1,776)
Noeul Green Energy Co., Ltd.		89,861	107,834	24,017	920
Goseong Green Power Co., Ltd.		5,374,233	4,372,531	1,580,545	152
Gangneung Eco Power Co., Ltd.		5,381,984	4,665,083	1,419,436	(7,388)
Shin Pyeongtaek Power Co., Ltd.		1,222,968	832,633	1,040,219	201,635
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		1,618	573	575	82
Dongducheon Dream Power Co., Ltd.		1,337,529	1,042,681	1,744,247	(8,608)

2023
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Jinbhuvish Power Generation Pvt. Ltd.	￦	61,227	12,644	—	—
Daejung Offshore Wind Power Co., Ltd.		5,277	2,094	—	(145)
GS Donghae Electric Power Co., Ltd.		1,932,098	1,170,085	876,826	62,471
Daegu Photovoltaic Co., Ltd.		14,140	4,471	4,225	1,772
Busan Green Energy Co., Ltd.		160,299	149,060	69,108	(3,920)
Hansuwon KNP Co., Ltd.		3,063	899	7,618	645
Korea Electric Power Corporation Fund		23,981	108	332	(2,921)
Energy Infra Asset Management Co., Ltd.		13,628	1,371	5,130	1,254
Daegu clean Energy Co., Ltd.		368	324	—	(1)
Yaksu ESS Co., Ltd.		5,697	4,717	508	(691)
Nepal Water & Energy Development Company Private Limited		327,057	167,792	82,720	(3,186)
Gwangyang Green Energy Co., Ltd.		370,778	247,675	—	(2,034)
PND Solar Co., Ltd.		34,804	30,127	5,413	373
Hyundai Eco Energy Co., Ltd.		169,180	128,481	26,266	7,206
YeongGwang Yaksu Wind Electric Co., Ltd.		38,720	38,173	5,593	(241)
Green Energy Electricity Generation Co., Ltd.		69,667	72,325	948	(5,392)
Korea Energy Solutions Co., Ltd.		1,151	303	643	87
ITR Co., Ltd.		480	490	144	(234)
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)		1,818	127	771	178
Indeck Niles Development, LLC		1,157,838	675,638	318,392	64,813
Indeck Niles Asset Management, LLC		307	29	1,081	1,001
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		13,444	186	820	747
Suwon New Power Co., Ltd.		3,448	1,130	2,318	341
Gwangbaek Solar Power Investment Co., Ltd.		287,838	276,840	11,267	1,513
Go deok Clean Energy Co., Ltd.		139,352	127,545	22,671	2,426
SureDataLab Co., Ltd.		890	416	548	(263)
SEP Co., Ltd.		45	117	—	(7)
Hankook Electric Power Information Co., Ltd.		2,270	974	1,672	223
Tronix Co., Ltd.		4,564	2,807	2,718	578
O2&B Global Co., Ltd.		369	264	242	(73)
Muan Sunshine Solar Power Plant Co., Ltd.		136,382	124,745	16,360	2,999
Bigeum Resident Photovoltaic Power Co., Ltd.		303,462	309,185	—	(3,031)
Goesan Solar Park Co., Ltd.		50,659	40,738	6,530	985
Saemangeum Heemang Photovoltaic Co., Ltd.		152,496	113,407	23,448	4,063
Bitgoel Eco Energy Co., Ltd.		85,571	60,302	29,907	7,019
Jeju Gimnyeong Wind Power Co., Ltd.		56,906	56,087	9,261	(2,088)
Seoroseoro Sunny Power Plant Co., Ltd.		6,813	4,650	1,039	193
Muan Solar park Co., Ltd.		204,168	171,642	31,532	8,648
YuDang Solar Co., Ltd.		20,566	17,717	3,483	420
Anjwa Smart Farm & Solar City Co., Ltd.		258,076	223,831	37,742	3,119
KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)		143,157	112,651	58,423	13,407
G.GURU Co., Ltd.		818	142	162	(540)
UD4M Co., Ltd.		1,242	194	1,066	(59)
Dongbu Highway Solar Co., Ltd.		16,563	14,913	2,580	140
Seobu Highway Solar Co., Ltd.		16,739	14,707	2,646	451
Korea Energy Data Co., Ltd.		313	191	348	(87)
Gangneung Sacheon Fuel Cell Co., Ltd.		138,761	119,779	23,523	9,191
KOSTURE Co., Ltd.		196	22	208	16
Taebaek Gadeoksan Wind Power Co., Ltd.		196,810	139,675	35,000	13,138
Chuncheon Green Energy Co., Ltd.		217,335	197,676	6,052	(497)
Yeomsubong Wind Power Co., Ltd.		32,742	30,586	—	(1,753)
Yeongyang Wind Power Corporation II		133,053	106,419	15,190	8,797

2023
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Haeparang Energy Co., Ltd.	￦	40,698	32,359	—	(335)
Saemangeum Sebit Power Plant Co., Ltd.		165,283	97,997	22,663	(812)
Boulder Solar III, LLC		1,929	—	—	—
PlatformN. Co., Ltd.		184	394	404	(566)
PT. Cirebon Energi Prasarana		3,372,539	2,606,566	434,806	73,285
Green Radiation Co., Ltd.		1,038	812	298	100
Future Convergence Technology Laboratory. Co., Ltd.		479	302	—	(70)
Eco Motion Co., Ltd. (formerly, SC E&G. Co,. Ltd.)		1,664	329	633	372
REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.)		1,801	1,081	856	—
ACE		385	348	53	(30)
Environment and Energy Co., Ltd.		89	—	—	(4)
Santiago Solar Power SpA		88,687	65,149	—	(2,994)
Yanggu Floating Photovoltaic Power Plant Inc.		17,092	14,470	135	(495)
Power Embedded		298	2	—	(2)
Changwon SG Energy Co., Ltd.		5,738	1,649	436	(703)
Donpyung Technology. Co., Ltd.		2,039	643	1,664	93
HORANG ENERGY Inc.		64,736	54,923	—	(389)
Hoenggye Renewable Energy Co., Ltd		24,702	25,730	—	(4,864)
Haman Green Energy Co., Ltd.		40,801	32,285	—	(5,116)
Songsan Green Energy Co., Ltd.		46,016	32,262	—	(100)
<Joint ventures>
Shuweihat Asia Power Investment B.V.		142,680	20	—	897
Shuweihat Asia Operation & Maintenance Company		4,421	1,116	3,194	2,249
Waterbury Lake Uranium L.P.		74,320	550	—	—
ASM-BG Investicii AD		68,837	39,359	10,931	1,359
RES Technology AD		58,152	29,387	5,969	(1,027)
KV Holdings, Inc.		12,968	2	20	367
KEPCO SPC Power Corporation		288,140	26,778	222,773	17,270
Gansu Datang Yumen Wind Power Co., Ltd.		61,657	45,869	10,684	791
Datang Chifeng Renewable Power Co., Ltd.		812,124	345,277	117,833	25,055
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		166,959	58,942	23,638	1,597
Rabigh Electricity Company		2,556,848	1,855,234	304,727	51,539
Rabigh Operation & Maintenance Company Limited		40,339	27,928	31,301	6,676
Jamaica Public Service Company Limited		2,332,019	1,491,199	1,400,582	87,307
KW Nuclear Components Co., Ltd.		42,363	460	14,344	5,386
Busan Shinho Solar Power Co., Ltd.		31,863	5,188	9,197	4,473
Global Trade Of Power System Co., Ltd.		2,398	277	2,044	(229)
Expressway Solar-light Power Generation Co., Ltd.		13,065	2,691	3,397	892
Amman Asia Electric Power Company		719,388	347,015	21,772	33,811
KAPES, Inc.		203,066	165,475	32,294	2,150
Honam Wind Power Co., Ltd.		31,183	14,938	6,570	1,540
Korea Power Engineering Service Co., Ltd.		21,534	1,853	11,248	1,203
Chun-cheon Energy Co., Ltd.		565,972	447,820	502,889	10,435
Yeonggwangbaeksu Wind Power Co., Ltd.		73,854	50,936	13,523	1,944
Nghi Son 2 Power LLC		3,775,717	2,939,740	825,701	33,505
Kelar S.A.		691,104	493,325	112,201	12,488
PT. Tanjung Power Indonesia		704,274	446,700	111,138	21,854
Incheon New Power Co., Ltd.		1,404	377	3,781	485
Seokmun Energy Co., Ltd.		201,776	144,565	54,575	(1,581)
Daehan Wind Power PSC		144,260	111,407	17,880	4,951
Barakah One Company		35,586,640	36,901,367	1,243,735	(230,503)
Nawah Energy Company		569,982	568,147	555,338	34
MOMENTUM		13,449	12,821	23,160	624

2023
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Joint ventures>
Daegu Green Power Co., Ltd.	￦	515,354	429,204	380,130	(5,146)
Yeonggwang Wind Power Co., Ltd.		225,286	175,530	36,326	11,672
Chester Solar IV SpA		12,435	11,504	2,119	395
Chester Solar V SpA		4,124	4,002	696	141
Diego de Almagro Solar SpA		15,785	13,907	3,114	931
South Jamaica Power Company Limited		482,866	267,307	240,664	18,833
Daesan Green Energy Co., Ltd.		237,663	174,261	111,225	11,480
RE Holiday Holdings LLC		340,773	172,589	21,178	664
RE Pioneer Holdings LLC		257,091	148,929	14,136	(2,164)
RE Barren Ridge 1 Holdings LLC		213,491	97,184	11,915	(1,979)
RE Astoria 2 LandCo LLC		14,116	242	1,014	823
RE Barren Ridge LandCo LLC		4,980	97	393	329
Laurel SpA		10,665	9,768	1,646	169
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		30,081	84	—	(182)
Cheong-Song Noraesan Wind Power Co., Ltd.		54,086	41,352	6,780	1,240
Chester Solar I SpA		12,846	10,712	1,620	214
Solar Philippines Calatagan Corporation		146,304	37,922	16,420	9,121
Saemangeum Solar Power Co., Ltd.		34,905	5,994	—	(162)
Chungsongmeon BongSan wind power Co., Ltd.		83,147	80,102	—	(925)
Jaeun Resident Wind Power Plant Co., Ltd.		95,529	87,893	181	(80)
DE Energia SpA		28,017	21,416	5,006	21,118
Dangjin Eco Power Co., Ltd.		96,980	19,299	3,789	589
Haemodum Solar Co., Ltd.		21,612	15,241	2,216	299
Yangyang Wind Power Co., Ltd.		124,550	103,766	211	(858)
HORUS SOLAR, S.A. DE C.V.		210,868	160,006	20,586	26,865
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		239,548	180,912	4,920	24,984
SUNMEX RENOVABLES, S.A. DE C.V.		156,696	133,032	—	6,232
Stavro Holding II A.B.		91,342	28	—	(87)
Solaseado Solar Power Co., Ltd.		346,793	304,142	39,907	4,823
Yeongam Solar Power Co., Ltd.		326,429	279,779	35,280	4,506
Samsu Wind Power Co., Ltd.		67,150	51,247	8,751	1,741
Pulau Indah Power Plant Sdn. Bhd.		800,300	720,459	431	2,095
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		72,465	97	7,569	7,080
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		17,230	22	38	(3)
PT Barito Wahana Tenaga		512,846	—	—	72,320
Cheongna Energy Co., Ltd.		428,042	380,935	119,530	29,511
Naepo Green Energy Co., Ltd.		695,684	677,583	312,592	53,343
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)		441,975	498,353	212,997	5,544
OneEnergy Asia Limited		2,181,165	1,520,032	1,149,944	94,298
KAS INVESTMENT I LLC		52,806	—	(7,436)	(7,437)
KAS INVESTMENT II LLC		52,555	1	(7,444)	(7,445)
Energyco Co., Ltd.		54,336	49,816	6,599	(173)
CAES, LLC		48,495	5	—	(2,388)
Hapcheon Floating Photovoltaic Power Plant Inc.		79,924	58,887	12,679	4,266
Busan Industrial Solar Power Co., Ltd.		18,636	15,896	2,378	106
Bitsolar Energy Co., Ltd.		73,435	79,367	8,249	(1,125)
Pulau Indah O&M Sdn. Bhd.		—	—	—	—
Guadalupe Solar SpA		10,646	8,811	1,684	626
Omisan Wind Power Co., Ltd.		150,813	126,853	—	(453)
Foresight Iberian Solar Group Holding, S.L.		94,972	86,049	—	(2,712)
Yeongwol Eco Wind Co., Ltd.		109,716	102,143	3,561	2,975
Gurae Resident Power Co., Ltd.		14,096	12,299	652	615
Cheongju Eco Park Co., Ltd.		145,956	115,347	38,907	(4,892)

2023
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Joint ventures>
Enel X Midland Photovoltaic, LLC	￦	12,825	115	2,128	850
Geumsungsan Wind Power Co., Ltd.		142,703	125,602	13,568	6,570
KEPCO KPS CARABAO Corp.		375	468	—	(467)
Prime Swedish Holding AB		83,699	218	—	(524)
Goheung New Energy Co., Ltd.		177,924	146,175	29,246	8,460
Gunsan Land Solar Co., Ltd.		144,435	108,848	23,523	(974)
CapMan Lynx SCA, SICAR		139,262	132,430	1,427	(12,401)
International Offshore Power Transmission Holding Company Limited		6,555	2,486	—	(195)
Pyeongchang Wind Power Co., Ltd.		60,535	39,452	9,361	(2,354)
Eumseong Eco Park Co., Ltd.		153,927	126,998	46,679	5,609
Changwon Nu-ri Energy Co., Ltd.		13,183	29	—	(44)
PungBack Wind Farm Corporation		70,330	51,804	—	(255)
Trumbull Asset Management, LLC		1,697	497	5,955	887
S-Power Chile SpA		2,240	2,390	1,327	(139)
Seungmun Green Energy		144,600	115,034	10,879	2,127
Seobusambo highway photovoltaics Co., Ltd.		9,838	5,362	1,051	624
Yangyang Suri Wind Power Co., Ltd.		111,682	78,552	—	(3,069)
KEPCO for Power Company		235,212	234,487	—	(3,610)
Taebaek Wind Power Co., Ltd.		26,606	3,385	7,384	3,752
Jeonju Bio Green Energy Co., Ltd.		4,916	—	—	(84)
Kumyang Eco Park Co., Ltd.		13,831	1,395	—	(71)
Jeongeup Green Power Co., Ltd.		11,243	5,462	—	(1,343)
Hadong E-factory Co., Ltd.		1,544	399	—	(13)
Namyangju Combined Heat and Power Co., Ltd.		7,000	—	—	—
Wadi Noor Solar Power Company SAOC		70,963	69,288	—	—
Fairhaven Energy Storage LLC		—	—	—	—

2024
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Korea Gas Corporation	￦	57,669,638	46,843,282	38,388,740	1,148,985
Korea Electric Power Industrial Development Co., Ltd.		213,423	109,367	361,690	14,587
Gangwon Wind Power Co., Ltd.		123,787	46,156	23,400	7,415
Hyundai Green Power Co., Ltd.		698,653	295,095	109,081	9,354
Korea Power Exchange		365,652	91,690	120,586	1,795
Taebaek Guinemi Wind Power Co., Ltd.		35,917	19,831	5,155	213
Daeryun Power Co., Ltd.		1,117,771	651,892	397,332	61,893
KNH Solar Co., Ltd.		8,110	93	2,671	2,359
SPC Power Corporation		301,805	18,716	72,191	35,657
Gemeng International Energy Co., Ltd.		8,301,632	5,803,020	2,907,291	(66,765)
PT. Cirebon Electric Power		742,634	169,796	281,041	15,070
KNOC Nigerian East Oil Co., Ltd.		30,834	127,760	—	(31)
KNOC Nigerian West Oil Co., Ltd.		33,230	122,351	—	(31)
PT Wampu Electric Power		209,724	124,358	19,146	7,598
PT. Bayan Resources TBK		5,338,900	2,100,603	4,700,051	1,285,816
S-Power Co., Ltd.		739,732	369,429	734,607	35,889
Xe-Pian Xe-Namnoy Power Co., Ltd.		1,414,921	979,112	182,433	(81,032)
PT. Mutiara Jawa		28,266	8,489	13,455	4,094
Noeul Green Energy Co., Ltd.		95,570	108,793	47,999	4,787
Goseong Green Power Co., Ltd.		5,129,641	4,125,053	1,310,775	2,823

2024
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Gangneung Eco Power Co., Ltd.	￦	5,359,845	4,667,564	635,026	(10,547)
Shin Pyeongtaek Power Co., Ltd.		1,052,048	678,140	841,818	58,855
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		1,666	385	476	135
Dongducheon Dream Power Co., Ltd.		1,350,004	1,044,020	1,360,809	10,453
Jinbhuvish Power Generation Pvt. Ltd.		67,903	14,023	—	—
Daejung Offshore Wind Power Co., Ltd.		5,419	2,220	—	53
GS Donghae Electric Power Co., Ltd.		1,910,960	1,089,101	535,012	59,776
Daegu Photovoltaic Co., Ltd.		11,767	3,025	3,805	908
Busan Green Energy Co., Ltd.		142,943	134,894	66,924	(3,140)
Hansuwon KNP Co., Ltd.		4,324	1,444	7,949	716
Korea Electric Power Corporation Fund		13,676	67	1,880	488
Energy Infra Asset Management Co., Ltd.		14,037	1,229	5,003	1,450
YaksuESS Co., Ltd.		5,295	4,738	749	(423)
Nepal Water & Energy Development Company Private Limited		666,316	419,386	123,848	10,732
Gwangyang Green Energy Co., Ltd.		547,208	426,210	—	(2,105)
PND solar Co., Ltd.		32,025	26,570	5,331	737
Hyundai Eco Energy Co., Ltd.		157,873	114,299	25,081	5,963
YeongGwang Yaksu Wind Electric Co., Ltd.		36,659	37,065	5,194	(953)
Green Energy Electricity Generation Co., Ltd.		81,798	85,848	1,942	(1,392)
Korea Energy Solutions Co., Ltd.		1,303	318	1,209	146
ITR Co., Ltd.		720	898	130	(510)
STN Co., Ltd.		1,870	99	666	108
Indeck Niles Development, LLC		1,234,170	704,296	284,855	32,491
Indeck Niles Asset Management, LLC		211	32	1,157	1,120
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		12,665	178	722	689
Suwon New Power Co., Ltd.		15,427	13,338	5,072	(229)
Gwangbaek Solar Power Investment Co., Ltd.		260,641	249,642	9,658	1,188
Go deok Clean Energy Co., Ltd.		130,520	117,267	49,187	1,465
SureDataLab Co., Ltd.		660	461	675	(291)
SEP Co., Ltd.		45	118	—	(1)
Hankook Electric Power Information Co., Ltd.		2,381	991	2,135	58
Tronix Co., Ltd.		4,824	3,659	2,578	42
O2&B Global Co., Ltd.		453	485	149	(104)
Muan Sunshine Solar Power Plant Co., Ltd.		128,131	116,742	16,246	2,552
Bigeum Resident Photovoltaic Power Co., Ltd.		441,227	412,276	10,812	(6,845)
Goesan Solar Park Co., Ltd.		48,924	38,119	6,143	884
Saemangeum Heemang Photovoltaic Co., Ltd.		149,528	105,535	22,600	4,049
Bitgoel Eco Energy Co., Ltd.		79,709	51,776	28,110	6,064
Jeju Gimnyeong Wind Power Co., Ltd.		53,335	52,503	10,889	13
Seoroseoro Sunny Power Plant Co., Ltd.		6,680	4,309	1,035	208
Muan Solar park Co., Ltd.		188,303	158,595	27,641	5,152
YuDang Solar Co., Ltd.		18,321	15,238	3,506	589
Anjwa Smart Farm & Solar City Co., Ltd.		237,359	199,954	36,948	3,530
KPE Green Energy Co., Ltd.		135,307	103,023	41,289	2,131
G.GURU Co., Ltd.		273	133	103	(535)
UD4M Co., Ltd.		1,076	227	1,142	(170)
Dongbu Highway Solar Co., Ltd.		16,139	13,833	2,665	656
Seobu Highway Solar Co., Ltd.		16,323	13,428	2,737	863
Korea Energy Data Co., Ltd.		212	134	167	(104)
Gangneung Sacheon Fuel Cell Co., Ltd.		148,460	125,975	45,534	5,768
Taebaek Gadeoksan Wind Power Co., Ltd.		187,927	120,551	32,534	15,536
Chuncheon Green Energy Co., Ltd.		234,506	195,354	68,010	11,494
Yeomsubong Wind Power Co., Ltd.		45,468	44,236	—	(924)

2024
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Yeongyang Wind Power Corporation II	￦	136,360	105,721	18,376	4,005
Haeparang Energy Co., Ltd.		63,749	56,030	758	(620)
Saemangeum Sebit Power Plant Co., Ltd.		160,225	93,086	20,376	(147)
PlatformN. Co., Ltd.		162	223	430	139
PT. Cirebon Energi Prasarana		3,831,992	2,863,534	543,340	60,512
Green Radiation Co., Ltd.		521	663	613	(272)
Future Convergence Technology Laboratory. Co., Ltd.		384	277	—	(83)
Eco Motion Co., Ltd.		1,830	684	350	82
REC’s Innovation Co., Ltd.		2,921	1,518	1,010	232
ACE		359	308	27	14
Environment and Energy Co., Ltd.		31	—	—	(36)
Santiago Solar Power SpA		85,063	71,139	4,862	(9,488)
Yanggu Floating Photovoltaic Power Plant Inc.		15,300	12,382	2,259	210
Power Embedded		400	112	—	(7)
Changwon SG Energy Co., Ltd.		4,878	1,328	3,342	(539)
Donpyung Technology. Co., Ltd.		2,205	673	2,317	135
HORANG ENERGY Inc.		94,637	85,678	—	(947)
Hoenggye Renewable Energy Co., Ltd		43,206	43,942	—	(62)
Haman Green Energy Co., Ltd.		122,937	114,908	—	(1,165)
Songsan Green Energy Co., Ltd.		120,001	106,939	121	(692)
SkyPic Inc.		167	37	3	(7)
HyChangwon Fuel Cell. Co., Ltd.		114,580	91,679	—	(309)
Dreams Co.,Ltd.		233	183	208	(49)
DEEPAI Co.,Ltd.		813	449	240	(319)
Amaala Sustainable Company for Energy LLC		697,354	697,158	—	—
<Joint ventures>
Shuweihat Asia Power Investment B.V.		176,569	137	—	(370)
Shuweihat Asia Operation & Maintenance Company		4,215	328	3,574	2,293
Waterbury Lake Uranium L.P.		80,803	761	—	—
ASM-BG Investicii AD		68,437	34,565	12,815	2,824
RES Technology AD		57,356	27,219	7,395	(292)
KV Holdings, Inc.		17,304	1	1,778	1,799
KEPCO SPC Power Corporation		291,538	26,307	190,296	28,108
Gansu Datang Yumen Wind Power Co., Ltd.		63,240	43,443	10,721	944
Datang Chifeng Renewable Power Co., Ltd.		900,001	388,711	115,297	17,722
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		180,827	60,016	26,678	2,031
Rabigh Electricity Company		2,651,843	1,873,439	353,677	63,270
Rabigh Operation & Maintenance Company Limited		40,983	20,205	30,841	5,840
Jamaica Public Service Company Limited		2,649,022	1,656,068	1,490,606	76,611
KW Nuclear Components Co., Ltd.		47,498	5,423	6,919	2,510
Busan Shinho Solar Power Co., Ltd.		28,837	865	8,452	3,963
Global Trade Of Power System Co., Ltd.		2,976	574	3,635	290
Expressway Solar-light Power Generation Co., Ltd.		11,709	168	3,219	1,214
Amman Asia Electric Power Company		791,478	343,371	22,776	34,047
KAPES, Inc.		299,380	257,858	43,699	6,224
Honam Wind Power Co., Ltd.		29,174	12,618	6,508	1,810
Korea Power Engineering Service Co., Ltd.		22,701	1,828	12,983	1,444
Chun-cheon Energy Co., Ltd.		533,211	409,989	430,679	4,890
Yeonggwangbaeksu Wind Power Co., Ltd.		69,249	44,422	12,636	2,156
Nghi Son 2 Power LLC		4,412,970	3,286,814	921,504	91,777
Kelar S.A.		715,489	486,293	112,110	9,733
PT. Tanjung Power Indonesia		754,514	467,144	106,081	17,705
Incheon New Power Co., Ltd.		1,267	227	2,777	36

2024
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Joint ventures>
Seokmun Energy Co., Ltd.	￦	192,083	138,787	51,233	(4,558)
Daehan Wind Power PSC		173,637	130,982	18,496	3,584
Barakah One Company		43,235,235	45,056,439	1,636,730	(53,778)
Nawah Energy Company		701,247	699,068	566,077	40
MOMENTUM		7,422	6,836	22,770	586
Daegu Green Power Co., Ltd.		493,595	399,918	338,750	7,344
Yeonggwang Wind Power Co., Ltd.		217,987	162,218	32,114	7,971
Chester Solar IV SpA		12,649	12,309	1,941	(676)
Chester Solar V SpA		4,260	4,321	631	(176)
Diego de Almagro Solar SpA		16,301	15,161	2,625	(667)
South Jamaica Power Company Limited		532,323	288,501	250,519	14,460
Daesan Green Energy Co., Ltd.		225,765	153,391	110,002	5,960
RE Holiday Holdings LLC		363,750	184,188	20,251	(1,413)
RE Pioneer Holdings LLC		272,900	161,657	13,343	(3,168)
RE Barren Ridge 1 Holdings LLC		224,922	105,310	12,905	(1,301)
RE Astoria 2 LandCo LLC		16,514	276	1,060	848
RE Barren Ridge LandCo LLC		5,826	110	411	342
Laurel SpA		10,897	10,471	1,522	(557)
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		33,736	150	—	70
Cheong-Song Noraesan Wind Power Co., Ltd.		53,374	38,705	6,788	1,599
Chester Solar I SpA		12,935	11,454	1,395	(745)
Solar Philippines Calatagan Corporation		166,126	37,872	19,412	8,733
Saemangeum Solar Power Co., Ltd.		34,377	5,643	—	(176)
Chungsongmeon BongSan wind power Co., Ltd.		86,708	83,921	—	(399)
Jaeun Resident Wind Power Plant Co., Ltd.		95,657	88,605	—	(380)
DE Energia SpA		32,263	24,853	—	3,163
Dangjin Eco Power Co., Ltd.		90,750	12,732	3,645	743
Haemodum Solar Co., Ltd.		21,036	14,444	2,060	232
Yangyang Wind Power Co., Ltd.		146,697	123,504	11,948	2,334
HORUS SOLAR, S.A. DE C.V.		170,018	184,014	35,080	(43,774)
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		238,276	223,019	19,178	(37,720)
SUNMEX RENOVABLES, S.A. DE C.V.		182,159	170,906	—	(15,771)
Stavro Holding II A.B.		82,407	114	—	(11,632)
Solaseado Solar Power Co., Ltd.		347,831	292,737	46,361	12,443
Yeongam Solar Power Co., Ltd.		318,641	260,459	34,509	10,880
Samsu Wind Power Co., Ltd.		61,678	46,675	7,051	682
Pulau Indah Power Plant Sdn. Bhd.		1,054,236	873,923	40,818	(2,896)
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		52,533	271	3,054	(23,354)
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		17,251	33	227	182
PT Barito Wahana Tenaga		678,043	—	—	74,744
Cheongna Energy Co., Ltd.		463,574	375,343	142,400	41,124
Naepo Green Energy Co., Ltd.		738,857	586,152	467,225	124,830
Boim Combined Heat and Power Generation Co., Ltd.		421,954	480,084	139,134	294
OneEnergy Asia Limited		3,237,191	2,137,600	424,036	100,781
KAS INVESTMENT I LLC		20,361	28	(40,343)	(43,213)
KAS INVESTMENT II LLC		20,233	28	(40,189)	(43,048)
Energyco Co., Ltd.		50,310	45,161	6,221	629
CAES, LLC		49,267	—	—	946
Hapcheon Floating Photovoltaic Power Plant Inc.		76,903	53,853	12,361	3,992
Busan Industrial Solar Power Co., Ltd.		18,236	15,133	2,262	191
Bitsolar Energy Co., Ltd.		68,249	74,213	8,300	(390)
Pulau Indah O&M Sdn. Bhd.		1	2	—	24

2024
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Joint ventures>
Guadalupe Solar SpA	￦	10,477	9,339	1,408	(574)
Omisan Wind Power Co., Ltd.		180,001	154,541	4,785	1,480
Foresight Iberian Solar Group Holding, S.L.		187,118	194,881	3,262	(13,206)
Yeongwol Eco Wind Co., Ltd.		99,288	102,522	7,118	(5,518)
Gurae Resident Power Co., Ltd.		12,845	11,861	1,490	(101)
Cheongju Eco Park Co., Ltd.		145,162	109,158	37,392	2,415
Enel X Midland Photovoltaic, LLC		13,694	119	2,470	865
Geumsungsan Wind Power Co., Ltd.		143,725	118,608	21,048	7,349
KEPCO KPS CARABAO Corp.		226	835	—	(513)
Prime Swedish Holding AB		143,102	62,354	8,911	(8,404)
Goheung New Energy Co., Ltd.		174,255	142,437	28,059	2,190
Gunsan Land Solar Co., Ltd.		144,887	104,284	22,154	4,939
CapMan Lynx SCA, SICAR		3,319	134,790	—	(4,808)
International Offshore Power Transmission Holding Company Limited		33,191	1,650	—	(213)
Pyeongchang Wind Power Co., Ltd.		55,697	34,754	9,261	(536)
Eumseong Eco Park Co., Ltd.		149,904	111,846	45,239	9,512
Changwon Nu-ri Energy Co., Ltd.		71,179	58,630	333	(606)
PungBack Wind Farm Corporation		148,157	130,116	—	(536)
Trumbull Asset Management, LLC		2,572	910	4,501	486
S-Power Chile SpA		2,779	2,778	1,369	108
Seungmun Green Energy		142,213	103,593	46,712	9,026
Seobusambo highway photovoltaics Co., Ltd.		10,245	6,108	1,214	26
Yangyang Suri Wind Power Co., Ltd.		210,853	181,052	—	(5,391)
KEPCO for Power Company		644,110	614,267	—	(1,058)
Taebaek Wind Power Co., Ltd.		28,067	3,468	6,431	2,169
Jeonju Bio Green Energy Co., Ltd.		4,130	181	—	(967)
Kumyang Eco Park Co., Ltd.		125,961	112,910	3,169	615
Jeongeup Green Power Co., Ltd.		22,939	6,960	—	(2,767)
Hadong E-factory Co., Ltd.		2,331	1,204	—	(17)
Namyangju Combined Heat and Power Co., Ltd.		75,474	1,899	—	(2,410)
Samcheok Eco Materials Co., Ltd.		21,109	1,981	3,352	(1,357)
Wadi Noor Solar Power Company SAOC		492,407	481,139	—	(1,477)
Fairhaven Energy Storage LLC		2,071	82	—	(14)
Rutile BESS Holdings, LLC		7,353	7,350	—	(211)
Trumbull Development Partners, LLC		1,582,082	1,042,712	—	14,174
Imha Floating Photovoltaic Power Plant Inc.		36,412	23,546	—	(1,679)
EDFR KOWEPO AJBAN PV HOLDING LIMITED		37,776	37,606	—	(143)
Roof One Energy Co., Ltd.		9,305	5,209	—	(46)

Summary of Financial Information of Associates and Joint Ventures in Consolidated Financial Statements
(5)	Financial information of associates and joint ventures reconciled to the Company’s investments in consolidated financial statements as of December 31, 2023 and 2024 are as follows:

2023
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Korea Gas Corporation	￦	9,826,038	20.47%	2,011,390	—	—	(40,747)	1,970,643
Korea Electric Power Industrial Development Co., Ltd.		101,723	29.00%	29,500	—	—	—	29,500
YTN Co., Ltd.		244,080	21.43%	52,303	—	—	—	52,303
Gangwon Wind Power Co., Ltd.		79,682	15.00%	11,952	49	—	—	12,001
Hyundai Green Power Co., Ltd.		407,491	29.00%	118,173	—	—	—	118,173
Korea Power Exchange		274,286	100.00%	274,286	—	—	—	274,286
Taebaek Guinemi Wind Power Co., Ltd.		16,043	67.25%	10,788	2,742	—	—	13,530
Daeryun Power Co., Ltd.		403,701	6.85%	27,654	—	—	(820)	26,834
KNH Solar Co., Ltd.		11,828	27.00%	3,194	—	—	—	3,194
SPC Power Corporation		258,764	38.00%	98,330	—	—	(19,399)	78,931
Gemeng International Energy Co., Ltd.		2,317,545	42.00%	973,369	—	—	(267,557)	705,812
PT. Cirebon Electric Power		488,215	27.50%	134,259	—	—	—	134,259
KNOC Nigerian East Oil Co., Ltd.		(84,988)	14.63%	(12,434)	—	—	12,434	—
KNOC Nigerian West Oil Co., Ltd.		(78,143)	14.63%	(11,432)	—	—	11,432	—
PT Wampu Electric Power		75,120	46.00%	34,555	—	—	—	34,555
PT. Bayan Resources TBK		2,428,465	20.00%	485,693	209,894	—	(76,380)	619,207
S-Power Co., Ltd.		334,591	49.00%	163,950	—	(1,185)	—	162,765
Pioneer Gas Power Limited		(257,311)	38.50%	(99,058)	22,278	—	76,780	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		469,397	25.00%	117,349	305	(987)	(289)	116,378
PT. Mutiara Jawa		17,822	29.00%	5,168	—	—	—	5,168
Samcheok Eco Materials Co., Ltd.		(17,351)	25.54%	(4,431)	—	—	4,431	—
Noeul Green Energy Co., Ltd.		(17,973)	29.00%	(5,212)	—	—	5,212	—
Goseong Green Power Co., Ltd.		1,001,702	29.00%	290,494	—	(2,870)	—	287,624
Gangneung Eco Power Co., Ltd.		716,901	29.00%	207,901	48,531	(1,503)	—	254,929
Shin Pyeongtaek Power Co., Ltd.		390,335	40.00%	156,134	3,559	(14,667)	—	145,026
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		1,045	28.00%	293	—	—	1	294
Dongducheon Dream Power Co., Ltd.		294,848	34.01%	100,278	1,757	(2,249)	(12,583)	87,203
Jinbhuvish Power Generation Pvt. Ltd.		48,583	5.16%	2,526	—	—	(2,526)	—
Daejung Offshore Wind Power Co., Ltd.		3,183	46.59%	1,483	—	—	—	1,483
GS Donghae Electric Power Co., Ltd.		762,013	34.00%	259,085	—	—	—	259,085
Daegu Photovoltaic Co., Ltd.		9,669	29.00%	2,804	—	—	—	2,804
Busan Green Energy Co., Ltd.		11,239	29.00%	3,259	—	—	—	3,259
Hansuwon KNP Co., Ltd.		2,164	28.98%	627	—	—	(160)	467
Korea Electric Power Corporation Fund		23,873	98.09%	23,417	—	—	4	23,421
Energy Infra Asset Management Co., Ltd.		12,257	9.90%	1,213	—	—	—	1,213
Daegu clean Energy Co., Ltd.		44	28.00%	12	—	—	(12)	—
Yaksu ESS Co., Ltd.		980	29.00%	284	1	—	—	285
Nepal Water & Energy Development Company Private Limited		159,265	68.88%	109,701	872	—	—	110,573
Gwangyang Green Energy Co., Ltd.		123,103	20.00%	24,620	18	—	—	24,638
PND Solar Co., Ltd.		4,677	29.00%	1,356	154	—	—	1,510
Hyundai Eco Energy Co., Ltd.		40,699	19.00%	7,733	214	—	—	7,947
YeongGwang Yaksu Wind Electric Co., Ltd.		547	9.63%	53	300	—	(220)	133
Green Energy Electricity Generation Co., Ltd.		(2,658)	29.00%	(771)	779	—	—	8
Korea Energy Solutions Co., Ltd.		848	20.00%	170	—	—	—	170
ITR Co., Ltd.		(10)	10.00%	(1)	—	—	1	—
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)		1,691	20.00%	338	53	—	—	391
Indeck Niles Development, LLC		482,200	50.00%	241,100	90,074	—	4,227	335,401
Indeck Niles Asset Management, LLC		278	33.33%	93	—	—	—	93
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		13,258	49.00%	6,496	—	—	—	6,496
Suwon New Power Co., Ltd.		2,318	33.05%	766	—	256	—	1,022

2023
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Gwangbaek Solar Power Investment Co., Ltd.	￦	10,998	44.00%	4,839	316	—	—	5,155
Go deok Clean Energy Co., Ltd.		11,807	40.00%	4,723	—	—	—	4,723
SureDataLab Co., Ltd.		474	23.95%	114	—	—	—	114
SEP Co., Ltd.		(72)	21.26%	(15)	—	—	15	—
Hankook Electric Power Information Co., Ltd.		1,296	16.49%	214	—	—	—	214
Tronix Co., Ltd.		1,757	12.50%	220	—	—	—	220
O2&B Global Co., Ltd.		105	20.00%	21	—	—	—	21
Muan Sunshine Solar Power Plant Co., Ltd.		11,637	20.00%	2,328	494	—	—	2,822
Bigeum Resident Photovoltaic Power Co., Ltd.		(5,723)	29.90%	(1,711)	24	—	1,687	—
Goesan Solar Park Co., Ltd.		9,921	29.00%	2,877	—	—	—	2,877
Saemangeum Heemang Photovoltaic Co., Ltd.		39,089	35.00%	13,681	739	—	—	14,420
Bitgoel Eco Energy Co., Ltd.		25,269	49.05%	12,394	—	—	—	12,394
Jeju Gimnyeong Wind Power Co., Ltd.		819	30.00%	246	—	—	—	246
Seoroseoro Sunny Power Plant Co., Ltd.		2,163	42.58%	921	20	—	—	941
Muan Solar park Co., Ltd.		32,526	20.00%	6,505	325	—	—	6,830
YuDang Solar Co., Ltd.		2,849	20.00%	570	—	—	—	570
Anjwa Smart Farm & Solar City Co., Ltd.		34,245	20.00%	6,849	816	—	—	7,665
KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)		30,506	25.36%	7,735	44	—	—	7,779
G.GURU Co., Ltd.		676	24.65%	167	—	—	—	167
UD4M Co., Ltd.		1,048	14.29%	150	—	—	—	150
Dongbu Highway Solar Co., Ltd.		1,650	20.00%	330	50	—	—	380
Seobu Highway Solar Co., Ltd.		2,032	20.00%	406	—	—	—	406
Korea Energy Data Co., Ltd.		122	29.37%	36	—	—	—	36
Gangneung Sacheon Fuel Cell Co., Ltd.		18,982	41.00%	7,783	87	—	—	7,870
KOSTURE Co., Ltd.		174	4.42%	8	—	—	—	8
Taebaek Gadeoksan Wind Power Co., Ltd.		57,135	34.00%	19,426	—	—	—	19,426
Chuncheon Green Energy Co., Ltd.		19,659	45.00%	8,847	53	—	—	8,900
Yeomsubong Wind Power Co., Ltd.		2,156	29.00%	625	246	—	—	871
Yeongyang Wind Power Corporation II		26,634	30.00%	7,990	2,110	—	—	10,100
Haeparang Energy Co., Ltd.		8,339	25.00%	2,084	20	—	—	2,104
Saemangeum Sebit Power Plant Co., Ltd.		67,286	55.00%	37,009	182	—	—	37,191
Boulder Solar III, LLC		1,929	30.00%	579	175	—	—	754
PlatformN. Co., Ltd.		(210)	29.58%	(62)	—	—	62	—
PT. Cirebon Energi Prasarana		765,973	10.00%	76,597	—	—	—	76,597
Green Radiation Co., Ltd.		226	10.00%	23	3	—	—	26
Future Convergence Technology Laboratory. Co., Ltd.		177	20.12%	36	—	—	—	36
Eco motion Co., Ltd. (formerly, SC E&G. Co,. Ltd.)		1,335	20.00%	267	—	—	—	267
REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.)		720	16.67%	120	—	—	—	120
ACE		37	20.00%	7	—	(5)	—	2
Environment and Energy Co., Ltd.		89	10.54%	9	—	—	—	9
Santiago Solar Power SpA		23,538	50.00%	11,769	—	—	—	11,769
Yanggu Floating Photovoltaic Power Plant Inc.		2,622	29.00%	760	—	—	—	760
Power Embedded		296	23.33%	69	1	—	—	70
Changwon SG Energy Co., Ltd.		4,089	18.78%	768	15	—	—	783
Donpyung Technology. Co., Ltd.		1,396	20.00%	279	—	(25)	—	254
HORANG ENERGY Inc.		9,813	40.00%	3,925	224	—	—	4,149
Hoenggye Renewable Energy Co., Ltd		(1,028)	36.10%	(370)	2,270	—	475	2,375
Haman Green Energy Co., Ltd.		8,516	35.00%	2,981	—	—	—	2,981
Songsan Green Energy Co., Ltd.		13,754	60.00%	8,252	71	—	—	8,323

2023
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
Shuweihat Asia Power Investment B.V.	￦	142,660	49.00%	69,902	—	—	—	69,902
Shuweihat Asia Operation & Maintenance Company		3,305	55.00%	1,818	—	—	—	1,818
Waterbury Lake Uranium L.P.		73,770	30.65%	22,612	—	—	—	22,612
ASM-BG Investicii AD		29,478	50.00%	14,739	—	—	—	14,739
RES Technology AD		28,765	50.00%	14,383	—	—	—	14,383
KV Holdings, Inc.		12,966	40.00%	5,186	—	—	—	5,186
KEPCO SPC Power Corporation		261,362	75.20%	196,544	—	—	—	196,544
Gansu Datang Yumen Wind Power Co., Ltd.		15,788	40.00%	6,315	—	—	—	6,315
Datang Chifeng Renewable Power Co., Ltd.		466,847	40.00%	186,739	—	—	—	186,739
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		108,017	40.00%	43,207	—	—	—	43,207
Rabigh Electricity Company		701,614	40.00%	280,646	—	(45,692)	97	235,051
Rabigh Operation & Maintenance Company Limited		12,411	40.00%	4,964	—	—	—	4,964
Jamaica Public Service Company Limited		840,820	40.00%	336,328	29,357	—	(15,819)	349,866
KW Nuclear Components Co., Ltd.		41,903	45.00%	18,856	—	—	(176)	18,680
Busan Shinho Solar Power Co., Ltd.		26,675	25.00%	6,669	—	—	—	6,669
Global Trade Of Power System Co., Ltd.		2,121	29.00%	615	—	—	—	615
Expressway Solar-light Power Generation Co., Ltd.		10,374	50.00%	5,187	—	—	—	5,187
Amman Asia Electric Power Company		372,373	60.00%	223,424	—	—	—	223,424
KAPES, Inc.		37,591	51.00%	19,171	—	(22,186)	3,015	—
Honam Wind Power Co., Ltd.		16,245	29.00%	4,711	32	—	—	4,743
Korea Power Engineering Service Co., Ltd.		19,681	29.00%	5,708	—	—	—	5,708
Chun-cheon Energy Co., Ltd.		118,152	29.90%	35,327	3	—	(247)	35,083
Yeonggwangbaeksu Wind Power Co., Ltd.		22,918	15.00%	3,437	6	—	—	3,443
Nghi Son 2 Power LLC		835,977	50.00%	417,989	—	—	—	417,989
Kelar S.A.		197,779	65.00%	128,557	2,972	—	—	131,529
PT. Tanjung Power Indonesia		257,574	35.00%	90,151	—	—	—	90,151
Incheon New Power Co., Ltd.		1,027	29.00%	298	—	—	—	298
Seokmun Energy Co., Ltd.		57,211	29.00%	16,591	—	—	—	16,591
Daehan Wind Power PSC		32,853	50.00%	16,426	—	—	—	16,426
Barakah One Company		(1,314,727)	18.00%	(236,651)	—	95,932	140,719	—
Nawah Energy Company		1,835	18.00%	330	—	—	—	330
MOMENTUM		628	33.33%	209	—	—	—	209
Daegu Green Power Co., Ltd.		86,150	54.24%	46,728	84	—	(20,382)	26,430
Yeonggwang Wind Power Co., Ltd.		49,756	46.00%	22,888	492	—	—	23,380
Chester Solar IV SpA		931	45.00%	419	65	—	—	484
Chester Solar V SpA		122	45.00%	55	136	—	—	191
Diego de Almagro Solar SpA		1,878	45.00%	846	108	—	—	954
South Jamaica Power Company Limited		215,559	20.00%	43,112	—	—	(3)	43,109
Daesan Green Energy Co., Ltd.		63,402	35.00%	22,191	—	—	—	22,191
RE Holiday Holdings LLC		168,184	50.00%	84,092	—	—	—	84,092
RE Pioneer Holdings LLC		108,162	50.00%	54,081	—	—	—	54,081
RE Barren Ridge 1 Holdings LLC		116,307	50.00%	58,154	—	—	—	58,154
RE Astoria 2 LandCo LLC		13,874	50.00%	6,937	—	—	—	6,937
RE Barren Ridge LandCo LLC		4,883	50.00%	2,441	—	—	—	2,441
Laurel SpA		897	45.00%	403	210	—	—	613
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		29,997	12.37%	3,710	9	—	—	3,719
Cheong-Song Noraesan Wind Power Co., Ltd.		12,734	29.01%	3,695	61	—	—	3,756
Chester Solar I SpA		2,134	45.00%	960	278	—	—	1,238
Solar Philippines Calatagan Corporation		108,382	38.00%	41,185	—	—	16,945	58,130
Saemangeum Solar Power Co., Ltd.		28,911	81.01%	23,419	—	—	—	23,419

2023
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
Chungsongmeon BongSan wind power Co., Ltd.	￦	3,045	29.00%	883	1,782	—	—	2,665
Jaeun Resident Wind Power Plant Co., Ltd.		7,636	29.00%	2,214	—	—	—	2,214
DE Energia SpA		6,601	49.00%	3,235	—	—	6,468	9,703
Dangjin Eco Power Co., Ltd.		77,681	34.00%	26,412	341	—	—	26,753
Haemodum Solar Co., Ltd.		6,371	49.00%	3,122	—	—	—	3,122
Yangyang Wind Power Co., Ltd.		20,784	50.00%	10,392	43	—	—	10,435
HORUS SOLAR, S.A. DE C.V.		50,862	14.95%	7,601	3,580	—	—	11,181
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		58,636	14.95%	8,764	2,171	—	—	10,935
SUNMEX RENOVABLES, S.A. DE C.V.		23,664	14.95%	3,536	5	—	—	3,541
Stavro Holding II A.B.		91,314	20.00%	18,263	—	—	—	18,263
Solaseado Solar Power Co., Ltd.		42,651	38.90%	16,592	1,361	—	—	17,953
Yeongam Solar Power Co., Ltd.		46,650	19.00%	8,864	773	—	—	9,637
Samsu Wind Power Co., Ltd.		15,903	19.00%	3,022	—	—	—	3,022
Pulau Indah Power Plant Sdn. Bhd.		79,841	25.00%	19,960	5,643	—	—	25,603
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		72,368	29.53%	21,370	527	—	—	21,897
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		17,208	90.00%	15,487	—	—	—	15,487
PT Barito Wahana Tenaga		512,846	30.61%	156,994	—	—	—	156,994
Cheongna Energy Co., Ltd.		47,107	50.10%	23,601	3,137	(1,189)	—	25,549
Naepo Green Energy Co., Ltd.		18,101	29.20%	5,285	—	—	—	5,285
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)		(56,378)	46.30%	(26,103)	—	(826)	26,929	—
OneEnergy Asia Limited		661,133	40.00%	264,454	25,512	—	—	289,966
KAS INVESTMENT I LLC		52,806	29.89%	15,784	—	—	—	15,784
KAS INVESTMENT II LLC		52,554	29.89%	15,709	—	—	—	15,709
Energyco Co., Ltd.		4,520	29.00%	1,311	829	—	—	2,140
CAES, LLC		48,490	36.00%	17,457	2,923	—	—	20,380
Hapcheon Floating Photovoltaic Power Plant Inc.		21,037	49.00%	10,309	39	—	—	10,348
Busan Industrial Solar Power Co., Ltd.		2,740	28.02%	768	290	—	—	1,058
Bitsolar Energy Co., Ltd.		(5,932)	27.10%	(1,607)	352	—	1,607	352
Pulau Indah O&M Sdn. Bhd.		—	60.00%	—	—	—	—	—
Guadalupe Solar SpA		1,835	60.00%	1,102	98	—	—	1,200
Omisan Wind Power Co., Ltd.		23,960	42.00%	10,063	166	—	—	10,229
Foresight Iberian Solar Group Holding, S.L.		8,923	75.00%	6,692	1,427	—	—	8,119
Yeongwol Eco Wind Co., Ltd.		7,573	29.00%	2,196	1,828	—	—	4,024
Gurae Resident Power Co., Ltd.		1,797	29.00%	521	48	—	—	569
Cheongju Eco Park Co., Ltd.		30,609	29.00%	8,877	195	—	—	9,072
Enel X Midland Photovoltaic, LLC		12,710	20.00%	2,542	—	—	—	2,542
Geumsungsan Wind Power Co., Ltd.		17,101	29.00%	4,959	556	—	—	5,515
KEPCO KPS CARABAO Corp.		(93)	40.00%	(37)	—	—	37	—
Prime Swedish Holding AB		83,481	45.00%	37,566	1,223	—	—	38,789
Goheung New Energy Co., Ltd.		31,749	46.15%	14,652	1,084	—	—	15,736
Gunsan Land Solar Co., Ltd.		35,587	56.91%	20,251	—	—	2,178	22,429
CapMan Lynx SCA, SICAR		6,832	50.00%	3,416	—	—	(3,416)	—
International Offshore Power Transmission Holding Company Limited		4,069	35.00%	1,425	(2)	—	—	1,423
Pyeongchang Wind Power Co., Ltd.		21,083	58.00%	12,228	—	—	—	12,228
Eumseong Eco Park Co., Ltd.		26,929	29.00%	7,809	577	—	—	8,386
Changwon Nu-ri Energy Co., Ltd.		13,154	61.00%	8,024	3	—	—	8,027
PungBack Wind Farm Corporation		18,526	37.00%	6,855	1,085	—	—	7,940
Trumbull Asset Management, LLC		1,200	78.00%	936	—	—	—	936

2023
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
S-Power Chile SpA	￦	(150)	50.00%	(75)	139	—	—	64
Seungmun Green Energy		29,566	33.00%	9,757	—	—	—	9,757
Seobusambo highway photovoltaics Co., Ltd.		4,476	80.00%	3,580	—	—	—	3,580
Yangyang Suri Wind Power Co., Ltd.		33,130	29.00%	9,608	—	—	—	9,608
KEPCO for Power Company		725	60.00%	435	—	—	—	435
Taebaek Wind Power Co., Ltd.		23,221	60.00%	13,932	—	—	—	13,932
Jeonju Bio Green Energy Co., Ltd.		4,916	65.00%	3,195	—	—	—	3,195
Kumyang Eco Park Co., Ltd.		12,436	29.00%	3,607	56	—	—	3,663
Jeongeup Green Power Co., Ltd.		5,781	18.71%	1,082	478	—	—	1,560
Hadong E-factory Co., Ltd.		1,145	29.99%	343	6	—	—	349
Namyangju Combined Heat and Power Co., Ltd.		7,000	55.00%	3,850	—	—	—	3,850
Wadi Noor Solar Power Company SAOC		1,675	50.00%	837	9	—	—	846
Fairhaven Energy Storage LLC		—	35.00%	—	—	—	—	—

(*)	The percentage of ownership shown above is after considering the treasury stocks and others.

2024
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Korea Gas Corporation	￦	10,826,356	21.66%	2,344,989	—	—	(55,685)	2,289,304
Korea Electric Power Industrial Development Co., Ltd.		104,056	29.00%	30,177	—	—	—	30,177
Gangwon Wind Power Co., Ltd.		77,631	15.00%	11,644	49	—	—	11,693
Hyundai Green Power Co., Ltd.		403,558	29.00%	117,033	—	—	(29,640)	87,393
Korea Power Exchange		273,962	100.00%	273,962	—	—	—	273,962
Taebaek Guinemi Wind Power Co., Ltd.		16,086	67.25%	10,818	2,741	—	—	13,559
Daeryun Power Co., Ltd.		465,879	6.85%	31,913	—	—	(820)	31,093
KNH Solar Co., Ltd.		8,017	27.00%	2,165	—	—	—	2,165
SPC Power Corporation		283,089	38.00%	107,574	—	—	—	107,574
Gemeng International Energy Co., Ltd.		2,498,612	42.00%	1,049,417	—	—	(321,079)	728,338
PT. Cirebon Electric Power		572,838	27.50%	157,530	—	—	—	157,530
KNOC Nigerian East Oil Co., Ltd.		(96,926)	14.63%	(14,180)	—	—	14,180	—
KNOC Nigerian West Oil Co., Ltd.		(89,121)	14.63%	(13,038)	—	—	13,038	—
PT Wampu Electric Power		85,366	46.00%	39,268	—	—	—	39,268
PT. Bayan Resources TBK		3,238,297	20.00%	647,659	146,097	—	(76,380)	717,376
S-Power Co., Ltd.		370,303	49.00%	181,448	—	(1,076)	—	180,372
Xe-Pian Xe-Namnoy Power Co., Ltd.		435,809	25.00%	108,953	305	(946)	(35,247)	73,065
PT. Mutiara Jawa		19,777	29.00%	5,735	—	—	—	5,735
Noeul Green Energy Co., Ltd.		(13,223)	29.00%	(3,835)	—	—	3,835	—
Goseong Green Power Co., Ltd.		1,004,588	29.00%	291,331	—	(6,789)	—	284,542
Gangneung Eco Power Co., Ltd.		692,281	29.00%	200,761	46,872	(5,819)	—	241,814
Shin Pyeongtaek Power Co., Ltd.		373,908	40.00%	149,563	3,559	(14,064)	1	139,059
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		1,281	28.00%	359	—	—	1	360
Dongducheon Dream Power Co., Ltd.		305,984	34.01%	104,065	1,757	(1,889)	(12,582)	91,351
Jinbhuvish Power Generation Pvt. Ltd.		53,880	5.16%	2,780	—	—	(2,780)	—
Daejung Offshore Wind Power Co., Ltd.		3,199	46.59%	1,490	—	—	—	1,490
GS Donghae Electric Power Co., Ltd.		821,859	34.00%	279,432	—	—	—	279,432
Daegu Photovoltaic Co., Ltd.		8,742	29.00%	2,535	—	—	—	2,535
Busan Green Energy Co., Ltd.		8,049	29.00%	2,334	—	—	—	2,334
Hansuwon KNP Co., Ltd.		2,880	28.98%	835	—	—	(161)	674
Korea Electric Power Corporation Fund		13,609	98.09%	13,349	—	—	4	13,353
Energy Infra Asset Management Co., Ltd.		12,808	9.90%	1,268	—	—	—	1,268
YaksuESS Co., Ltd.		557	29.00%	161	1	—	—	162
Nepal Water & Energy Development Company Private Limited		246,930	68.88%	170,083	872	—	—	170,955
Gwangyang Green Energy Co., Ltd.		120,998	20.00%	24,199	18	—	—	24,217
PND solar Co., Ltd.		5,455	29.00%	1,582	154	—	(1)	1,735
Hyundai Eco Energy Co., Ltd.		43,574	19.00%	8,279	214	—	—	8,493
YeongGwang Yaksu Wind Electric Co., Ltd.		(406)	9.63%	(39)	300	—	(220)	41
Green Energy Electricity Generation Co., Ltd.		(4,050)	29.00%	(1,175)	779	—	396	—
Korea Energy Solutions Co., Ltd.		985	20.00%	197	—	—	—	197
ITR Co., Ltd.		(178)	8.70%	(15)	—	—	15	—
STN Co., Ltd.		1,771	20.00%	354	53	—	—	407
Indeck Niles Development, LLC		529,874	50.00%	264,936	101,361	—	4,673	370,970
Indeck Niles Asset Management, LLC		179	33.33%	60	—	—	—	60
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		12,487	49.00%	6,119	—	—	—	6,119
Suwon New Power Co., Ltd.		2,089	30.15%	630	—	284	—	914
Gwangbaek Solar Power Investment Co., Ltd.		10,999	44.00%	4,839	316	—	—	5,155
Go deok Clean Energy Co., Ltd.		13,253	40.00%	5,301	—	—	—	5,301
SureDataLab Co., Ltd.		199	23.95%	48	—	—	—	48
SEP Co., Ltd.		(73)	21.26%	(15)	—	—	15	—

2024
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Hankook Electric Power Information Co., Ltd.	￦	1,390	16.16%	225	—	—	(13)	212
Tronix Co., Ltd.		1,165	12.50%	146	—	—	—	146
O2&B Global Co., Ltd.		(32)	20.00%	(6)	—	—	6	—
Muan Sunshine Solar Power Plant Co., Ltd.		11,389	20.00%	2,278	494	—	—	2,772
Bigeum Resident Photovoltaic Power Co., Ltd.		28,951	27.31%	7,908	—	—	—	7,908
Goesan Solar Park Co., Ltd.		10,805	29.00%	3,133	—	—	—	3,133
Saemangeum Heemang Photovoltaic Co., Ltd.		43,993	35.00%	15,398	739	—	—	16,137
Bitgoel Eco Energy Co., Ltd.		27,933	49.05%	13,701	—	—	—	13,701
Jeju Gimnyeong Wind Power Co., Ltd.		832	30.00%	250	—	—	—	250
Seoroseoro Sunny Power Plant Co., Ltd.		2,371	42.58%	1,010	20	—	—	1,030
Muan Solar park Co., Ltd.		29,708	20.00%	5,942	325	—	—	6,267
YuDang Solar Co., Ltd.		3,083	20.00%	617	—	—	—	617
Anjwa Smart Farm & Solar City Co., Ltd.		37,405	20.00%	7,482	816	—	—	8,298
KPE Green Energy Co., Ltd.		32,284	25.36%	8,186	44	—	—	8,230
G.GURU Co., Ltd.		140	24.65%	34	—	—	—	34
UD4M Co., Ltd.		849	14.29%	121	—	—	—	121
Dongbu Highway Solar Co., Ltd.		2,306	20.00%	462	50	—	—	512
Seobu Highway Solar Co., Ltd.		2,895	20.00%	579	—	—	—	579
Korea Energy Data Co., Ltd.		78	29.37%	23	—	—	—	23
Gangneung Sacheon Fuel Cell Co., Ltd.		22,485	41.00%	9,219	87	—	—	9,306
Taebaek Gadeoksan Wind Power Co., Ltd.		67,376	34.00%	22,909	—	—	—	22,909
Chuncheon Green Energy Co., Ltd.		39,152	45.00%	17,619	53	—	—	17,672
Yeomsubong Wind Power Co., Ltd.		1,232	29.00%	357	246	—	—	603
Yeongyang Wind Power Corporation II		30,639	30.00%	9,191	2,110	—	—	11,301
Haeparang Energy Co., Ltd.		7,719	25.00%	1,930	20	—	—	1,950
Saemangeum Sebit Power Plant Co., Ltd.		67,139	55.00%	36,928	182	—	—	37,110
PlatformN. Co., Ltd.		(61)	29.58%	(18)	—	—	18	—
PT. Cirebon Energi Prasarana		968,458	10.00%	96,846	—	—	—	96,846
Green Radiation Co., Ltd.		(142)	10.00%	(14)	3	—	11	—
Future Convergence Technology Laboratory. Co., Ltd.		107	20.12%	22	—	—	—	22
Eco motion Co., Ltd.		1,146	20.00%	229	—	—	—	229
REC’s Innovation Co., Ltd.		1,403	11.04%	155	—	—	—	155
ACE		51	20.00%	10	—	(5)	—	5
Environment and Energy Co., Ltd.		31	10.54%	3	—	—	—	3
Santiago Solar Power SpA		13,924	50.00%	6,961	—	—	—	6,961
Yanggu Floating Photovoltaic Power Plant Inc.		2,918	29.00%	846	—	—	—	846
Power Embedded		288	23.33%	67	1	—	—	68
Changwon SG Energy Co., Ltd.		3,550	18.78%	667	15	—	—	682
Donpyung Technology. Co., Ltd.		1,532	20.00%	306	—	(25)	—	281
HORANG ENERGY Inc.		8,959	40.00%	3,584	224	—	—	3,808
Hoenggye Renewable Energy Co., Ltd		(736)	36.12%	(266)	2,375	—	266	2,375
Haman Green Energy Co., Ltd.		8,029	35.00%	2,810	—	—	—	2,810
Songsan Green Energy Co., Ltd.		13,062	60.00%	7,837	71	—	—	7,908
SkyPic Inc.		130	20.00%	26	—	—	—	26
HyChangwon Fuel Cell. Co., Ltd.		22,901	40.00%	9,161	117	—	—	9,278
Dreams Co.,Ltd.		50	11.00%	6	5	—	—	11
DEEPAI Co.,Ltd.		364	1.32%	5	6	—	—	11
Amaala Sustainable Company for Energy LLC		196	10.00%	20	—	—	(2)	18

2024
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
Shuweihat Asia Power Investment B.V.	￦	176,432	49.00%	86,450	—	—	—	86,450
Shuweihat Asia Operation & Maintenance Company		3,887	55.00%	2,138	—	—	—	2,138
Waterbury Lake Uranium L.P.		80,042	29.68%	23,756	—	—	—	23,756
ASM-BG Investicii AD		33,872	50.00%	16,936	—	—	—	16,936
RES Technology AD		30,137	50.00%	15,069	—	—	—	15,069
KV Holdings, Inc.		17,303	40.00%	6,921	—	—	—	6,921
KEPCO SPC Power Corporation		265,231	60.00%	159,139	—	—	—	159,139
Gansu Datang Yumen Wind Power Co., Ltd.		19,797	40.00%	7,919	—	—	—	7,919
Datang Chifeng Renewable Power Co., Ltd.		511,290	40.00%	204,516	—	—	—	204,516
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		120,811	40.00%	48,325	—	—	—	48,325
Rabigh Electricity Company		778,404	40.00%	311,362	—	(40,752)	(717)	269,893
Rabigh Operation & Maintenance Company Limited		20,778	40.00%	8,311	—	—	—	8,311
Jamaica Public Service Company Limited		992,954	40.00%	397,182	29,357	—	(13,923)	412,616
KW Nuclear Components Co., Ltd.		42,075	45.00%	18,934	—	—	(176)	18,758
Busan Shinho Solar Power Co., Ltd.		27,972	25.00%	6,993	—	—	—	6,993
Global Trade Of Power System Co., Ltd.		2,402	29.00%	696	—	—	—	696
Expressway Solar-light Power Generation Co., Ltd.		11,541	50.00%	5,771	—	—	—	5,771
Amman Asia Electric Power Company		448,107	60.00%	268,864	—	—	—	268,864
KAPES, Inc.		41,522	51.00%	21,176	—	(25,107)	3,931	—
Honam Wind Power Co., Ltd.		16,556	29.00%	4,801	32	—	—	4,833
Korea Power Engineering Service Co., Ltd.		20,873	29.00%	6,054	—	—	—	6,054
Chun-cheon Energy Co., Ltd.		123,222	29.90%	36,843	3	—	(247)	36,599
Yeonggwangbaeksu Wind Power Co., Ltd.		24,827	15.00%	3,723	6	—	—	3,729
Nghi Son 2 Power LLC		1,126,156	50.00%	563,079	—	—	—	563,079
Kelar S.A.		229,196	65.00%	148,978	3,389	—	—	152,367
PT. Tanjung Power Indonesia		287,370	35.00%	100,580	—	—	—	100,580
Incheon New Power Co., Ltd.		1,040	29.00%	302	—	—	—	302
Seokmun Energy Co., Ltd.		53,296	29.00%	15,456	—	—	—	15,456
Daehan Wind Power PSC		42,655	50.00%	21,327	—	—	—	21,327
Barakah One Company		(1,821,204)	18.00%	(327,817)	—	153,104	174,713	—
Nawah Energy Company		2,179	18.00%	392	—	—	—	392
MOMENTUM		586	33.33%	195	—	—	—	195
Daegu Green Power Co., Ltd.		93,677	54.24%	50,810	84	—	(20,381)	30,513
Yeonggwang Wind Power Co., Ltd.		55,769	46.00%	25,654	492	—	—	26,146
Chester Solar IV SpA		340	90.00%	306	1,146	—	—	1,452
Chester Solar V SpA		(61)	90.00%	(55)	317	—	—	262
Diego de Almagro Solar SpA		1,140	90.00%	1,026	674	—	—	1,700
South Jamaica Power Company Limited		243,822	20.00%	48,764	—	—	(4)	48,760
Daesan Green Energy Co., Ltd.		72,374	35.00%	25,331	—	—	—	25,331
RE Holiday Holdings LLC		179,562	50.00%	89,780	—	—	—	89,780
RE Pioneer Holdings LLC		111,243	50.00%	55,622	—	—	—	55,622
RE Barren Ridge 1 Holdings LLC		119,612	50.00%	59,806	—	—	—	59,806
RE Astoria 2 LandCo LLC		16,238	50.00%	8,119	—	—	—	8,119
RE Barren Ridge LandCo LLC		5,716	50.00%	2,857	—	—	—	2,857
Laurel SpA		426	90.00%	382	1,050	—	—	1,432
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		33,586	12.37%	4,155	9	—	(3,015)	1,149
Cheong-Song Noraesan Wind Power Co., Ltd.		14,669	29.01%	4,256	61	—	—	4,317
Chester Solar I SpA		1,481	90.00%	1,333	316	—	—	1,649
Solar Philippines Calatagan Corporation		128,254	38.00%	48,737	—	—	14,958	63,695
Saemangeum Solar Power Co., Ltd.		28,734	81.01%	23,277	—	—	—	23,277
Chungsongmeon BongSan wind power Co., Ltd.		2,787	29.00%	808	1,782	—	—	2,590

2024
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
Jaeun Resident Wind Power Plant Co., Ltd.	￦	7,052	29.00%	2,045	—	—	—	2,045
DE Energia SpA		7,410	49.00%	3,631	—	—	7,431	11,062
Dangjin Eco Power Co., Ltd.		78,018	34.00%	26,526	341	—	—	26,867
Haemodum Solar Co., Ltd.		6,592	49.00%	3,230	—	—	—	3,230
Yangyang Wind Power Co., Ltd.		23,193	50.00%	11,597	43	—	—	11,640
HORUS SOLAR, S.A. DE C.V.		(13,996)	14.95%	(2,092)	3,580	—	—	1,488
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		15,257	14.95%	2,281	2,171	—	—	4,452
SUNMEX RENOVABLES, S.A. DE C.V.		11,253	14.95%	1,682	5	—	—	1,687
Stavro Holding II A.B.		82,293	20.00%	16,459	—	—	—	16,459
Solaseado Solar Power Co., Ltd.		55,094	38.90%	21,432	1,361	—	—	22,793
Yeongam Solar Power Co., Ltd.		58,182	19.00%	11,055	773	—	—	11,828
Samsu Wind Power Co., Ltd.		15,003	19.00%	2,851	—	—	—	2,851
Pulau Indah Power Plant Sdn. Bhd.		180,313	25.00%	45,078	5,643	—	—	50,721
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		52,262	29.53%	15,433	527	—	(527)	15,433
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		17,218	90.00%	15,496	—	—	—	15,496
PT Barito Wahana Tenaga		678,043	30.61%	207,565	—	—	—	207,565
Cheongna Energy Co., Ltd.		88,231	50.10%	44,204	3,137	(1,183)	—	46,158
Naepo Green Energy Co., Ltd.		152,705	29.20%	44,590	—	—	3,441	48,031
Boim Combined Heat and Power Generation Co., Ltd.		(58,130)	46.30%	(27,938)	—	(785)	28,723	—
OneEnergy Asia Limited		1,099,591	40.00%	439,837	25,512	—	—	465,349
KAS INVESTMENT I LLC		20,333	29.89%	6,078	—	—	—	6,078
KAS INVESTMENT II LLC		20,205	29.89%	6,040	—	—	—	6,040
Energyco Co., Ltd.		5,149	29.00%	1,493	829	—	—	2,322
CAES, LLC		49,267	36.00%	17,736	2,923	—	—	20,659
Hapcheon Floating Photovoltaic Power Plant Inc.		23,050	49.00%	11,295	39	—	—	11,334
Busan Industrial Solar Power Co., Ltd.		3,103	28.02%	870	290	—	—	1,160
Bitsolar Energy Co., Ltd.		(5,964)	27.10%	(1,616)	352	—	1,264	—
Pulau Indah O&M Sdn. Bhd.		(1)	40.00%	—	—	—	—	—
Guadalupe Solar SpA		1,138	60.00%	683	98	—	—	781
Omisan Wind Power Co., Ltd.		25,460	42.00%	10,693	166	—	—	10,859
Foresight Iberian Solar Group Holding, S.L.		(7,763)	75.00%	(5,822)	1,427	—	4,395	—
Yeongwol Eco Wind Co., Ltd.		(3,234)	29.00%	(938)	1,828	—	—	890
Gurae Resident Power Co., Ltd.		984	29.00%	285	48	—	—	333
Cheongju Eco Park Co., Ltd.		36,004	29.00%	10,441	195	—	—	10,636
Enel X Midland Photovoltaic, LLC		13,575	20.00%	2,715	—	—	—	2,715
Geumsungsan Wind Power Co., Ltd.		25,117	29.00%	7,284	556	—	—	7,840
KEPCO KPS CARABAO Corp.		(609)	40.00%	(244)	—	—	244	—
Prime Swedish Holding AB		80,748	45.00%	36,336	1,223	—	—	37,559
Goheung New Energy Co., Ltd.		31,818	46.15%	14,684	1,084	—	—	15,768
Gunsan Land Solar Co., Ltd.		40,603	51.94%	21,090	—	—	2,073	23,163
CapMan Lynx SCA, SICAR		(131,471)	50.00%	(65,735)	—	—	65,735	—
International Offshore Power Transmission Holding Company Limited		31,541	35.00%	11,040	(2)	—	—	11,038
Pyeongchang Wind Power Co., Ltd.		20,943	58.00%	12,147	—	—	—	12,147
Eumseong Eco Park Co., Ltd.		38,058	29.00%	11,036	577	—	—	11,613
Changwon Nu-ri Energy Co., Ltd.		12,549	61.00%	7,655	3	—	—	7,658
PungBack Wind Farm Corporation		18,041	37.00%	6,675	1,085	—	—	7,760
Trumbull Asset Management, LLC		1,662	78.00%	1,297	—	—	—	1,297
S-Power Chile SpA		1	50.00%	1	158	—	—	159
Seungmun Green Energy		38,620	33.00%	12,745	—	—	—	12,745
Seobusambo highway photovoltaics Co., Ltd.		4,137	80.00%	3,309	—	—	—	3,309
Yangyang Suri Wind Power Co., Ltd.		29,801	29.00%	8,643	—	—	—	8,643

2024
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
KEPCO for Power Company	￦	29,843	60.00%	17,906	—	—	—	17,906
Taebaek Wind Power Co., Ltd.		24,599	60.00%	14,759	—	—	—	14,759
Jeonju Bio Green Energy Co., Ltd.		3,949	65.00%	2,566	—	—	—	2,566
Kumyang Eco Park Co., Ltd.		13,051	29.00%	3,785	56	—	—	3,841
Jeongeup Green Power Co., Ltd.		15,979	44.86%	7,167	1,679	—	—	8,846
Hadong E-factory Co., Ltd.		1,127	29.99%	338	6	—	—	344
Namyangju Combined Heat and Power Co., Ltd.		73,575	70.10%	51,575	193	—	—	51,768
Samchuck		19,128	25.54%	4,885	—	—	(4,885)	—
Wadi Noor Solar Power Company SAOC		11,268	50.00%	5,634	9	(4,251)	—	1,392
Fairhaven Energy Storage LLC		1,989	35.00%	696	—	—	(696)	—
Rutile BESS Holdings, LLC		3	50.00%	1	—	—	—	1
Trumbull Development Partners, LLC		539,370	56.23%	303,288	52,091	—	—	355,379
Imha Floating Photovoltaic Power Plant Inc.		12,866	49.00%	6,305	46	—	—	6,351
EDFR KOWEPO AJBAN PV HOLDING LIMITED		170	50.00%	85	—	—	—	85
Roof One Energy Co., Ltd.		4,096	48.00%	1,966	34	—	—	2,000

(*)	The percentage of ownership shown above is an effective percentage of ownership including the treasury stocks and others.

Summary of Unrecognized Equity Interest in Investments in Associates and Joint Ventures
(6)	As of December 31, 2023 and 2024, unrecognized equity interest in investments in associates and joint ventures whose book value has been reduced to zero due to accumulated losses are as follows:

		2023		2024
		Unrecognized equity interest	Accumulated unrecognized equity interest	Unrecognized equity interest	Accumulated unrecognized equity interest

		In millions of won
Eurasia Energy Holdings	￦	(203)	—	—	—
Boim Combined Heat and Power Generation Co., Ltd.		937	27,954	769	28,723
Samcheok Eco Materials Co., Ltd.		3,625	4,431	895	5,326
Naepo Green Energy Co., Ltd.		(14,956)	—	—	—
Barakah One Company		46,746	140,719	33,994	174,713
Pioneer Gas Power Limited (*)		19,835	76,712	—	—
Bigeum Resident Photovoltaic Power Co., Ltd.		(460)	—	—	—
KAPES, Inc.		(145)	3,015	916	3,931
ITR Co., Ltd.		(4)	1	14	15
SEP Co., Ltd.		1	15	—	15
International Offshore Power Transmission Holding Company Limited		(23,378)	—	—	—
Noeul Green Energy Co., Ltd.		(258)	5,212	(1,377)	3,835
Gangneung Eco Power Co., Ltd.		(14)	—	—	—
PlatformN. Co., Ltd.		62	62	(44)	18
KEPCO KPS CARABAO Corp.		37	37	207	244
Bitsolar Energy Co., Ltd.		—	—	1,264	1,264
Green Energy Electricity Generation Co., Ltd.		—	—	396	396
O2&B Global Co., Ltd.		—	—	6	6
Pulau Indah O&M Sdn. Bhd.		—	—	1	1
Foresight Iberian Solar Group Holding, S.L.		—	—	4,395	4,395
Green Radiation Co., Ltd.,		—	—	11	11
Hoenggye Renewable Energy Co., Ltd.,		—	—	266	266
CapMan Lynx SCA, SICAR		—	—	31,090	31,090

(*)	For the year ended December 31, 2024, the investment therein was reclassified from investment in an associate to a financial asset measured at fair value through other comprehensive income.

Summary of Shareholders' Agreements on Investments in Associates and Joint Ventures
(7)	As of December 31, 2024, shareholders’ agreements on investments in associates and joint ventures that may cause future economic resource or cash outflows are as follows:

(i)	Taebaek Wind Power Co., Ltd.
In the case where non-controlling shareholders decide to dispose of their shares in Taebaek Wind Power Co., Ltd. after the warrant period in the EPC contract of defect repair for wind power generator has expired, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with consideration of various factors such as financial status and business situation.

(ii)	Pyeongchang Wind Power Co., Ltd.
In the case where non-controlling shareholders decide to dispose of their shares in Pyeongchang Wind Power Co., Ltd. after commercial operation of the power plant has started, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with the careful consideration of various factors such as financial status and business situation.

(iii)	Daeryun Power Co., Ltd.
The Company reserves the right to participate in the transfer of shares in Daeryun Power Co., Ltd. on the same terms as Daeryun E&S Co., Ltd., if Daeryun E&S Co., Ltd. wishes to transfer its shares in Daeryun Power Co., Ltd.

(iv)	Daegu Green Power Co., Ltd.
The Company has a right to purchase all the shares of Daegu Green Power Co., Ltd. held by the financial investors at the yield-based transfer amount agreed with the shareholders. The Company can exercise its right 5, 10 and 13 years after the date of the investment. Also, the Company has a right to purchase all or part of the shares of Daegu Green Power Co., Ltd. held by Lotte Engineering & Construction Co. at the yield-based transfer amount agreed with the shareholders.

(v)	Yeonggwang Wind Power Co., Ltd.
In case the Company intends to purchase all or part of the shares from Daehan Green Energy Co., Ltd., which is a non-controlling shareholder, Daehan Green Energy Co., Ltd. has an obligation to evaluate the shares at fair value and transfer them to the Company.

( vi)	Hyundai Green Power Co., Ltd.
The Company has an obligation to purchase certain shares in Hyundai Green Power Co., Ltd. from financial investors holding certain shares in Hyundai Green Power Co., Ltd. (i.e., IBK and others) when any of the financial investors claim to sell the Company’s shares at a certain point of time in the future. The Company also has the right to claim Hyundai Steel Company, another operating investor of Hyundai Green Power Co., Ltd., to sell its shares at a certain point of time in the future, and is obliged to sell the Company’s shares to Hyundai Steel Company or a third party designated by Hyundai Steel Company when Hyundai Steel Company requests the Company to sell its shares.

(vii)	Omisan Wind Power Co., Ltd.
The Company has the right to claim Unison Co., Ltd. to transfer its shares in Omisan Wind Power Co., Ltd. either as a whole or as a part after the completion of the power generation complex, and if the Company exercises its right to claim transfer, Unison Co., Ltd. is obliged to transfer such shares at fair value to the Company or a third party designated by the Company.

(viii)	Geumsungsan Wind Power Co., Ltd.
The Company has a right to purchase shares owned by Daemyung Energy Co., Ltd., within the range of
18
%, for
3
years after the commencement of the operation.

(ix)	Seungmun Green Energy
According to the special conditions of the REC trading contract, a connected entity may demand the sale of ownership stakes held by other investors to the connected entity, or the investors may acquire new stakes or modify business documents through a capital increase in Seungmun Green Energy with prior written consent from the trustee. In the event that other investors sell their stakes to the connected entity, they may demand that the connected entity purchase their stakes in the future if certain conditions are met.

(x)	Taebaek Guinemi Wind Power Co., Ltd.
If shareholders of Taebaek Guinemi Wind Power Co., Ltd. other than the Company intend to sell their shares after the elapse of warranty period for wind power generators specified in the EPC contract, the Company has preferential right to other parties and third parties to take over the shares that the shareholders want to sell at fair value by reaching agreement with the shareholders on the timing of sales and volume of shares to be sold considering the financial conditions, management conditions and others.

(xi)	HORANG ENERGY Inc.
The Company has the right to purchase all or partial shares of HORANG ENERGY Inc. held by other shareholders after three years have elapsed from the date of commencing the operations under the unanimous agreement of all shareholders. The Company also has an obligation to sell its shares in HORANG ENERGY Inc. either as a whole or as a part to CNcore Co., Ltd. after three years have elapsed from the date of commencing the operations upon the claim of CNcore Co., Ltd., under the unanimous agreement of all shareholders.

(xii)	Namyangju Combined Heat and Power Co., Ltd.
The Company has an obligation to purchase certain shares from Narae Energy Co., Ltd. at fair value when Narae Energy Co., Ltd. intends to sell its shares in Namyangju Combined Heat and Power Co., Ltd. on the exercise date agreed upon in accordance with the shareholders’ agreement. If Narae Energy Co., Ltd. becomes the largest equity holder by selling, assigning, or transferring shares in accordance with the shareholders’ agreement, the Company is obligated to guarantee the drag-along right that allows Narae Energy Co., Ltd. to sell the shares held by both shareholders under the same conditions.

(xiii)	Jeongeup Green Power Co., Ltd.
The Company has the right to acquire the shares held by M Eco Co., Ltd. at fair value on the date when it has been third, seventh, and tenth year from the beginning date of commercial operation. However, if M Eco Co., Ltd. transfers its shares to the entity holding the majority of shares in M Eco Co., Ltd., its right to transfer shares to the shareholder prevails the Company’s right to acquire shares from M Eco Co., Ltd.

Summary of Significant Restrictions on its Abilities to Associates or Joint Ventures
(8)	Significant restrictions on the Company’s abilities on associates or joint ventures as of December 31, 2024 are as follows:

Company	Nature and extent of any significant restrictions

Daegu Green Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions.

Pyeongchang Wind Power Co., Ltd.	Principals and interests on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of the financial institutions.

Daeryun Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions. Shares cannot be wholly or partially transferred without prior consent of the financial institutions.

KNH Solar Co., Ltd.	Shares cannot be wholly or partially transferred without the prior written consent of other shareholders.

Korea Power Engineering Service Co., Ltd.	Shares cannot be wholly or partially transferred without the consent of the board of directors.

Daehan Wind Power PSC	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Daejung Offshore Wind Power Co., Ltd.	Before the commencement of the operation, shares cannot be wholly or partially transferred without the prior written consent of other shareholders.

Naepo Green Energy Co., Ltd.	Dividends can only be paid to shareholders when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior consent of interested parties. All or part of the stocks held cannot be transferred without the written consent of the financial institution and if the conditions for the O&M utilization rate are not met or if a payment deferment is necessary due to the fulfillment of the obligation to provide funds, the contract amount will be paid in a subordinated order.

Company	Nature and extent of any significant restrictions

Solaseado Solar Power Co., Ltd.	Principals and interests on subordinated loans or dividends can only be paid when all conditions of the shareholders’ agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of other stakeholders including shareholders and financial institutions.

Samcheok Eco Materials Co., Ltd.	Dividends can only be paid when all conditions of the shareholders’ agreement are satisfied. Also, shares cannot be wholly or partially transferred without the written consent of the other shareholders.

Taebaek Guinemi Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied and consent of the financial institutions is obtained. Also, shares cannot be wholly or partially transferred without the written consent of the financial institutions.

Indeck Niles Asset Management, LLC	Shares cannot be wholly or partially transferred without the consent of the stakeholders.

Indeck Niles Development, LLC	Shares cannot be wholly or partially transferred without the consent of the stakeholders.

Chester Solar IV SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Chester Solar V SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Diego de Almagro Solar SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Laurel SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Chester Solar I SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Kelar S.A.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

GS Donghae Electric Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Honam Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied.

Seokmun Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when written consent of financial institutions is obtained.

Chun-cheon Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, principals and interests on subordinated loans shall not be paid until the payment conditions are satisfied.

Yeonggwangbaeksu Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when written consent of financial institutions is obtained.

Yeonggwang Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

Jamaica Public Service Company Limited	Dividends can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

PT. Tanjung Power Indonesia	Dividends can only be paid when all conditions of the loan agreement are satisfied.

DE Energia SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied.

Daesan Green Energy Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

Taebaek Gadeoksan Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when prior written consent of financial institutions is obtained.

Company	Nature and extent of any significant restrictions

Bitsolar Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied.

Omisan Wind Power Co., Ltd.	Principals and interests on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied, and prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without the consent of the stakeholders including other shareholders financial institutions. Also, either of Korea Southern Power Co., Ltd., a subsidiary of the Company, and Unison Co., Ltd. shall not transfer their shares to others wholly or partially until 4 years have passed from the completion of power complex without the written consent from the other party. In case the shares of each party become less than 10% of outstanding shares after the transfer, it also requires the written consent from the other party.

Yangyang Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Busan Industrial Solar Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Geumsungsan Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be wholly or partially transferred for 3 years after the commencement of operation, and also cannot be transferred or disposed to the third party in a way not permitted in the financial documents without prior written consent of an agent bank.

KPE green energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Cheongju Eco Park Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied, or permitted by related financing contracts, or prior written consent of financial institutions is obtained.

Goheung New Energy Co., Ltd.	Payment of dividends or repayment of loans such as subordinated loans to the investors can only be made when all conditions of the loan agreement are satisfied, and prior written consent of financial institutions is obtained.

Seungmun Green Energy	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Trumbull Asset Management, LLC	Shares cannot be either wholly or partially transferred without the consent of the stakeholders.

HORANG ENERGY Inc.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be either wholly or partially transferred before three years have passed after the commencement of operation, and also cannot be transferred or disposed to the third party in a way not permitted in the financial documents without prior written consent of an agent bank.

Yanggu Floating Photovoltaic Power Plant Inc.	Payment of dividends or repayment of loans such as subordinated loans to the investors can be made only when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

Hoenggye Renewable Energy Co., Ltd.	Dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained.

Daegu Photovoltaic Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be either wholly or partially transferred without prior written consent of financial institutions is obtained.

Dongducheon Dream Power Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid only when all conditions of the loan agreement are satisfied. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be either wholly or partially transferred without prior consent of the stakeholders.

Company	Nature and extent of any significant restrictions

Shin Pyeongtaek Power Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Seoroseoro Sunny Power Plant Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Anjwa Smart Farm & Solar City Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Muan Solar Park Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be wholly or partially transferred without prior written consent of the financial institutions is obtained.

YuDang Solar Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Haemodum Solar Co., Ltd.	Principals and interest payments on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of the financial institutions is obtained.

Cheongna Energy Co., Ltd.	Principals and interest payments on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be wholly or partially transferred without prior written consent of the financial institutions is obtained.

Hapcheon Floating Photovoltaic Power Plant Inc.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Yeongwol Eco Wind Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Gurae Resident Power Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Gunsan Land Solar Co., Ltd.	Principals and interest payments on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of the financial institutions is obtained. When the internal rate of return defined in shareholders’ agreement is met, any excessive dividend income must be provided to Gunsan City.

Eumseong Eco Park Co., Ltd.	Dividends and settlement amounts for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of the financial institutions is obtained.

PungBack Wind Farm Corporation	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Seobusambo highway photovoltaics Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Haman Green Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained or prior written consent of financial institutions is obtained. In addition, the Company cannot transfer all or part of its shares without the consent of other shareholders until five years have elapsed from the date of issuance of the acquisition notice after the comprehensive completion of the EPC contract for the project, and shares cannot be wholly or partially transferred without prior written consent of the financial institutions is obtained.

Company	Nature and extent of any significant restrictions

Jeongeup Green Power Co., Ltd.	Dividends to investors are only possible when the conditions in the loan agreement are met or prior written consent from the financial institution is obtained, and subordinated loans cannot be paid to investors before the loan principal and interest are fully repaid. Additionally, all or part of the shares held cannot be transferred without the consent of other shareholders before the commencement of commercial operation of this business. The entity’s stocks may not be transferred to a third party or otherwise disposed of in a manner not permitted in the financial documents without the prior written consent of the agent bank.

Nepal Water & Energy Development Company Private Limited	The Company must maintain a minimum percentage of ownership (50%) until the project completion date and thereafter.

Goseong Green Power Co., Ltd.	The Company cannot transfer all or part of its shares without the consent of stakeholders until three years have passed since the start of commercial operation of the business.

Gangneung Eco Power Co., Ltd.	The Company cannot transfer all or part of its shares without the consent of stakeholders until three years have passed since the start of commercial operation of the business.

S-Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be wholly or partially transferred without prior consent of the stakeholders is obtained.

South Jamaica Power Company Limited	Dividends can be paid only when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

Rutile BESS Holdings, LLC	Shares cannot be either wholly or partially transferred without prior written consent of other stakeholders.

Kumyang Eco Park Co., Ltd.	Dividends and payables from settlement for renewable energy certificates can only be paid when all conditions of the loan agreement are satisfied or a prior written consent of financial institutions is obtained.

HyChangwon Fuel Cell. Co., Ltd.	Principals and interests on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. In addition, the Company cannot transfer all or part of its shares until five years have elapsed from the date of issuance of the acquisition notice. Shares cannot be wholly or partially transferred without obtaining prior written consent of the financial institutions.

Roof One Energy Co., Ltd.	Dividends can only be paid when all conditions prescribed in the loan agreement are satisfied. Shares cannot be wholly or partially transferred without obtaining prior consent of the stakeholders.

Amaala Sustainable Company for Energy LLC	Dividends may be payable only when all conditions prescribed in the loan agreement between Amaala Sustainable Company for Energy LLC and financial institution are satisfied.